As filed with the Securities and Exchange Commission on June 9, 2000

                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 68
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       ---------------------------------

            It is proposed that this filing will become effective:

  ___Immediately upon filing pursuant to paragraph (b) of Rule 485
  ___On May 1, 2000 pursuant to paragraph (b) of Rule 485
   X 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ---
  ___On May 1, 2000 pursuant to paragraph (a)(1) of Rule 485


  If appropriate, check the following box:

  ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                           Caption
-----------------------                           -------

                              Part A - Prospectus
                              -------------------

1.  Cover Page                                 Cover

2.  Definitions                                Definitions

3.  Synopsis
    (a)  (b)  (c)                              Summary

    (d)                                        *

4.  Condensed Financial Information
    (a)  (b)  (c)                              Condensed Financial Information

5.  General Description of Registrant,
    Depositor, and Portfolio Companies
    (a)  (b)  (c)  (d)  (e)  (f)               Cover; Summary; Horace
                                            Mann Life Insurance Company,
                                            The Account and The Horace
                                            Mann Mutual Funds; Voting Rights

6.  Deductions
    (a)  (b)  (c)  (d)  (e)                    Summary; Purchasing the
                                            Contract; Deductions and Expenses
    (f)                                        *

7.  General Description of Variable
    Annuity Contracts
    (a)  (b)  (c)  (d)                         Summary; Contract Owners'
                                            Rights; Purchasing the
                                            Contract; Transactions; Death
                                            Benefit Proceeds; Mandatory
                                            Minimum Distribution; Income
                                            Payments; Modification of the
                                            Contract; Tax Consequences;
                                            Other Information

8.  Annuity Period
    (a)  (b)  (c)  (d)  (e)  (f)               Income Payments;
                                            Mandatory Minimum
                                            Distribution; Transfers

9.  Death Benefit
    (a) (b)                                    Death Benefit Proceeds;
                                            Tax Consequences
10. Purchases and Contract Value

    (a)  (b)  (c)  (d)                         Summary; Purchasing the
                                            Contract; Purchase Payments

11. Redemptions
    (a)  (c)  (e)                              Summary; Surrender Before
                                            Commencement of Annuity
                                            Period; Deferment

    (b)  (d)                                *

12. Taxes
    (a)  (b)  (c)                              Surrender Before
                                            Commencement of Annuity
                                            Period; Tax Consequences

13. Legal Proceedings                          Other Information

14. Table of Contents of                       Additional Information
    Statement of Additional Information


                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                 --------------------------------------------

15. Cover Page                                 Cover

16. Table of Contents                          Table of Contents

17. General Information and History
    (a)  (b)                                *

    (c)                                     General Information and History

18. Services
    (c)                                     Financial Statements

    (a)  (b)  (d)  (e)  (f)                 *

19. Purchase of Securities Being Offered
    (a)                                     Underwriter

    (b)                                     *

20. Underwriters
    (a)  (b)  (c)                           Underwriter

    (d)                                     *

21. Calculation of Performance Data
    (b)                                     Investment Experience

    (a)                                     *

22. Annuity Payments                        *

23. Financial Statements
    (a)  (b)                                Financial Statements

                                    PART C
                                    ------

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

  *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Forms 66-3A and 66-4A

   The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

   1.In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

   3.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

   4.With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

Form 66-3A and 66-4A Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  4.00%
  Death Benefit Risk Charge.....................................  2.00%

  Administration$.50 per payment
   Expense           plus $10.00
   Charge......     issuance fee

Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk.................................................. 0.31%
  Expense Risk.................................................... 0.08%
  Total Separate Account Annual M&E Fee................................. 0.39%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

              The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 66-2A

   The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

   1.In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

   It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

   All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that
 .31% is for mortality risk and .08% is for expense risk.

Form 66-2A Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  4.00%
  Death Benefit Risk Charge.....................................  2.00%

  Administration$.50 per payment
   Expense           plus $10.00
   Charge......     issuance fee

Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk.................................................. 0.31%
  Expense Risk.................................................... 0.08%
  Total Separate Account Annual M&E Fee................................. 0.39%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

              The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 527-GC

   The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

   1.The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

   2.If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

   3.At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

   4.The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   5.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

   6.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 527-GC Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  3.20%
  Death Benefit Risk Charge.....................................  0.20%

  Administration1.60% and $.50
   Expense         per payment
   Charge......    plus $20.00
                  issuance fee

Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk.................................................. 0.24%
  Expense Risk.................................................... 0.05%
  Total Separate Account Annual M&E Fee................................. 0.29%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $81    $103    $127     $196

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

              The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 529

   The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

   1.The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

   3.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 529 Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  3.20%
  Death Benefit Risk Charge.....................................  0.20%

  Administration1.60% and $.50
   Expense         per payment
   Charge......    plus $20.00
                  issuance fee

Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk.................................................. 0.24%
  Expense Risk.................................................... 0.05%
  Total Separate Account Annual M&E Fee................................. 0.29%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:                                    $81    $103    $127     $196

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

              The date of this Supplement is August 9, 2000.

The Horace Mann Life Insurance Company
Separate Account Prospectus for Non-Qualified Annuities

Horace Mann Mutual Funds Prospectus

Offered by Horace Mann Investors, Inc.

August 9, 2000

Prospectus

Non-qualified Variable Tax deferred
annuity contract Prospectus

Horace Mann Life Insurance Company
Separate accounts for non-qualified annuity plans

August 9, 2000

Individual Single Premium and Individual and Group Flexible Premium Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account as Non-Qualified Contracts

    This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

     Value Funds
          Large Capitalization
               Horace Mann Equity Fund
               Horace Mann Socially Responsible Fund
               Davis Value Portfolio
          Mid Capitalization
               Strong Opportunity Fund II

     Core/Blend Funds
          Large Capitalization
               J. P. Morgan U.S. Disciplined Equity Portfolio
               Fidelity VIP Growth & Income Portfolio
               Fidelity VIP Index 500 Portfolio
          Mid Capitalization
               Fidelity VIP Mid Cap Portfolio

     Growth Funds
          Large Capitalization
               Fidelity VIP Growth Portfolio
               Janus Aspen Growth Portfolio
               Alliance Premier Growth Portfolio
          Mid Capitalization
               Janus Aspen Aggressive Growth Portfolio
               Putnam VT Vista Fund
               Strong Mid-Cap Growth Fund II
          Small Capitalization
               Horace Mann Small Cap Equity Fund
               Warberg Small Cap Growth Portfolio

     International Funds
               Horace Mann International Equity Fund
               Fidelity VIP Overseas Portfolio

     Bond Funds
               Horace Mann Income Fund
               Horace Mann Short-Term Fund
               Fidelity VIP High Income Portfolio
               Fidelity VIP Investment Grade Bond Portfolio

     Balanced Fund
               Horace Mann Balanced Fund

    This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional

Information, dated August 9, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page of this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

        The date of this Prospectus is August 9, 2000.

Table of Contents

                                                                                         Page
Definitions
Summary
Condensed Financial Information
Horace Mann Life Insurance Company, The Account and The Underlying Mutual Funds
    Horace Mann Life Insurance Company
    The Account
    The Horace Mann Mutual Funds
    Administration
The Contract(s)
    Contract Owners' Rights
    Purchasing the Contract
    Purchase Payments
       Amount and Frequency of Purchase Payments
       Allocation of Purchase Payments
       Accumulation Units and Accumulation Unit Value
    Transactions
       Transfers
       Changes in Allocation Instructions
       Surrender Before Commencement of Annuity Period
       Deferment
       Confirmations
    Deductions and Expenses
       Annual Maintenance Charge
       Mortality and Expense Risk Fee
       Surrender Charge
         Annuity Alternatives
       Operating Expenses of the Horace Mann Mutual Funds
       Premium Taxes
    Death Benefit Proceeds
    Income Payments
       Income Payment Options
       Amount of Fixed and Variable Income Payments
    Misstatement of Age
    Modification of the Contract
Tax Consequences
    Separate Account
    Contract Owners
       Contributions
       Distributions Under Non-Qualified Contracts
       Penalty Tax
Voting Rights
Other Information
Additional Information

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

    Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

    Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

    Accumulaiton Unit Value: The value of an accumulation unit on any valuation date.

    Annuitant: The recipient of income payments.

    Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

    Annuity Unit: A unit of measurement used in determining the amount of variable income payment during the annuity period.

    Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

    Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

    Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

    Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

    Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

    Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

    Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

    Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

    Participant: A person to whom a certificate showing participation under a group contract has been issued.

    Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

    Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

    Underlying Fund: All mutual funds listed in Appendix A available to be invested in the Horace Mann Life Insurance Company Separate Account.

    Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

    Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary

    This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the contract.

    Detailed information about the Underlying Funds is contained in each Underlying Funds' Prospectus. Additional information about the Underlying Funds can be found in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?

    The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?

    Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

    The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?

    The minimum annual purchase payment under a flexible premium contract during any contract year is $1,200 if deposited using payroll deduction or electronic funds transfer, otherwise the minimum is $2,000. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year.

What are my investment choices?
    (a) Separate Account

    Includes subaccounts each of which invests in one of the following Underlying Funds:

Value Funds
          Large Capitalization
               Horace Mann Equity Fund
               Horace Mann Socially Responsible Fund
               Davis Value Portfolio
          Mid Capitalization
               Strong Opportunity Fund II

     Core/Blend Funds

          Large Capitalization
               J. P. Morgan U.S. Disciplined Equity Portfolio
               Fidelity VIP Growth & Income Portfolio
               Fidelity VIP Index 500 Portfolio
          Mid Capitalization
               Fidelity VIP Mid Cap Portfolio

     Growth Funds
          Large Capitalization
               Fidelity VIP  Growth Portfolio
               Janus Aspen Growth Portfolio
               Alliance Premier Growth Portfolio
          Mid Capitalization
               Janus Aspen Aggressive Growth Portfolio
               Putnam VT Vista Fund
               Strong Mid-Cap Growth Fund II
          Small Capitalization
               Horace Mann Small Cap Equity Fund
               Warberg Small Cap Growth Portfolio

     International Funds
               Horace Mann International Equity Fund
               Fidelity VIP Overseas Portfolio

     Bond Funds
               Horace Mann Income Fund
               Horace Mann Short-Term Fund
               Fidelity VIP High Income Portfolio
               Fidelity VIP Investment Grade Bond Portfolio

     Balanced Fund
               Horace Mann Balanced Fund

    b) Fixed Account (See the Contract)

    At anytime before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For full details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the Contract value before the Maturity Date?

    Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?

    Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

    A mortality and expense risk fee (M&E Fee), is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Variable Account.

    A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.

    No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or ten contract years depending on the contract you purchase. The charge in the first contract year on flexible premium contracts is 8% and on a single payment contract the charge is 5%. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchases payments to the subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this Contract?

    The IRC provides penalties for premature distributions under various investment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

If I receive my Contract and am dissatisfied, may I return it?

    Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving income payments, and what options are available?

    Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

    Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

    Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses

    The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(1)
    Maximum Surrender Charge as a percentage of amount surrendered(2)
     --for Single Payment Contracts..............................  5.00%
     --for Flexible Premium Contracts............................  8.00%
Annual Maintenance Charge(3)                                       $ 25

Separate Account annual expenses, as a percentage of average account value:
    Mortality Risk...................................................  0.45%
    Expense Risk.....................................................  0.80%
Total Separate Account M&E Fee.......................................  1.25%

Underlying Funds
     Annual Operating Expenses of the Underlying funds, as a percentage of average daily net assets, as of 12/31/99 unless otherwise noted:

------------------------------------------------------------------------------------------------------------------
                                 Management Fee         12b-1 fees        Other         Total Fund Operating
                                                                        Expenses              Expense
------------------------------------------------------------------------------------------------------------------
  Value Funds
------------------------------------------------------------------------------------------------------------------
  Large Capitalization
------------------------------------------------------------------------------------------------------------------
  Horace Mann Equity Fund                       0.64%                         0.18%                       0.82%
------------------------------------------------------------------------------------------------------------------
  Horace Mann Socially                          0.94%                         0.22%                       1.16%
   Responsible Fund
------------------------------------------------------------------------------------------------------------------
  Davis Value Portfolio                         0.75%                         0.25%                       1.00%
------------------------------------------------------------------------------------------------------------------
  Mid Capitalization
------------------------------------------------------------------------------------------------------------------
  Strong Opportunity Fund II                    1.00%                         0.10%                       1.10%
------------------------------------------------------------------------------------------------------------------
  Core/Blend
------------------------------------------------------------------------------------------------------------------
  Large Capitalization
------------------------------------------------------------------------------------------------------------------
  JP Morgan U.S.                                0.35%                         0.52%                       0.87%
   Disciplined Equity Portfolio
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth &                         0.48%          0.10%          0.11%                       0.69%
   Income Portfolio
------------------------------------------------------------------------------------------------------------------
  Fidelity Index 500 Portfolio                  0.24%          0.25%          0.11%                       0.60%
------------------------------------------------------------------------------------------------------------------
  Mid Capitalization
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Mid Cap                          0.57%          0.25%          0.43%                       1.25%
   Portfolio
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
  Growth
------------------------------------------------------------------------------------------------------------------
  Large Capitalization
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                           0.58%          0.10%          0.07%                       0.75%
   Portfolio
------------------------------------------------------------------------------------------------------------------
  Alliance Premier Growth                       1.00%          0.25%          0.04%                       1.29%
   Portfolio
------------------------------------------------------------------------------------------------------------------
  Janus Aspen Growth                            0.65%          0.25%          0.02%                       0.92%
   Portfolio
------------------------------------------------------------------------------------------------------------------
  Mid Capitalization
------------------------------------------------------------------------------------------------------------------
  Putnam VT Vista Fund                          0.65%          0.15%          0.10%                       0.90%
------------------------------------------------------------------------------------------------------------------
  Janus Aspen Aggressive                        0.65%          0.25%          0.02%                       0.92%
   Growth Portfolio
------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                         1.00%                         0.13%                       1.13%
   Fund II
------------------------------------------------------------------------------------------------------------------
  Small Capitalization
------------------------------------------------------------------------------------------------------------------
  Horace Mann Small Cap                         1.39%                         0.32%                       1.71%
   Equity Fund
------------------------------------------------------------------------------------------------------------------
  Warberg Small Co Growth                       0.90%                         0.25%                       1.14%
   Portfolio
------------------------------------------------------------------------------------------------------------------
International
------------------------------------------------------------------------------------------------------------------
  Horace Mann                                   1.09%                         0.67%                       1.76%
   International Equity Fund
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Overseas                         0.73%          0.25%          0.18%                       1.16%
   Portfolio
------------------------------------------------------------------------------------------------------------------
  Bond
------------------------------------------------------------------------------------------------------------------
  Horace Mann Income Fund                       0.64%                         0.43%                       1.07%
------------------------------------------------------------------------------------------------------------------
  Horace Mann Short-Term                        0.37%                         1.58%                       1.95%
   Fund
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP High Income                      0.58%          0.25%          0.12%                       0.95%
   Portfolio
------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment                       0.43%          0.25%          0.14%                       0.82%
   Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------
  Balanced
------------------------------------------------------------------------------------------------------------------
  Horace Mann Balanced Fund                     0.64%                         0.18%                       0.82%
--------------------------------------------------------------------------------------------------------------

(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(2) In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(3) The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge or the dollar value for the waiver may be reduced or eliminated on certain individual contracts and group plans.

(4) The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 and is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid (Commission Credits). Horace Mann Investors, voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Funds' advisor, Wilshire Associates, Inc., waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the Balanced Fund; 0.64%, 0.43% and 1.07% for the Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for
the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10% for the Socially Responsible Fund.

(5) The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc. for the Horace Mann Mutual Funds.

                                    EXAMPLE

The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The example should not be considered a representation of past of future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

----------------------------------------------------------------------------------------------------------------------------------
                  If you surrender your        If you do not surrender     If you surrender your        If you do not surrender
                                                      ------                                                   ------
                  Flexible Premium Contract    your Flexible Premium       Single Premium Contract at   your Single Premium
                  at the end of the            Contract at the end of      the end of the applicable    Contract at the end of the
                  applicable time period       the applicable time period  time period                  applicable time period
----------------------------------------------------------------------------------------------------------------------------------
                   1yr   3yrs   5yrs   10yrs   1yr   3yrs   5yrs   10yrs   1yr    3yrs   5yrs   10yrs   1yr   3yrs   5yrs   10yrs
----------------------------------------------------------------------------------------------------------------------------------
Value Funds
----------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        104    132    138    247     22    67    115     247    73     100    126     247    22     67    115     247
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        107    142    155    282     25    77    132     282    76     110    143     282    25     77    132     282
Socially
Responsible
Fund
----------------------------------------------------------------------------------------------------------------------------------
Davis Value        106    137    147    266     24    72    124     266    75     105    135     266    24     72    124     266
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Strong             107    140    152    276     25    75    129     276    76     108    140     276    24     75    129     276
Opportunity
Fund II
----------------------------------------------------------------------------------------------------------------------------------
Core/Blend
Funds
----------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan        104    134    140    252     22    69    117     252    74     101    129     252    22     69    117     252
U.S. Discipline
Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       103    129    131    234     20    63    108     234    72      96    120     234    20     63    108     234
Growth &
Income
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       102    126    127    224     20    60    104     224    71      93    115     224    20     60    104     224
Index 500
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       108    144    159    290     26    80    137     290    77     112    148     290    26     80    137     290
Mid Cap
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Growth Funds
----------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       103    130    134    240     21    65    111     240    72      98    123     240    21     65    111     240
Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Alliance
Premier Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen        105   1135    143    257     23    70    120     257    74     103    131     257    22     70    120     257
Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT
Vista Fund
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen        105    135    143    257     23    70    120     257    73      99    126     246    22     67    115     246
Aggressive
Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap     107    141    153    279     25    76    131     279    76     109    142     279    25     76    131     279
Growth Fund II
----------------------------------------------------------------------------------------------------------------------------------
Small
Capitalization
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        112    157    181    335     31    94    159     335    82     125    170     335    31     94    159     335
Small Cap
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Warberg Small      107    141    154    280     25    77    131     280    76     109    142     280    25     77    131     280
Co Growth
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
International
Funds
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        113    159    184    339     31    95    162     339    82      127   173     339    31     95    162     339
International
Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       107    142    155    282     25    77    132     282    76      110   143     282    25     77    132     282
Overseas
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond Funds
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        106    139    150    273     24    75    128     273    76      107   139     273    24     75    128     273
Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        114    164    193    357     33   101    171     357    84      132   182     357    33    101    171     357
Short-Term
Fund
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       105    136    144    261     23    71    152     261    74      103   133     261    23     71    122     261
High Income
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP       104    132    138    247     22    67    115     247    73      100   126     247    21     67    115     247
Investment
Grade Bond
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------
Horace Mann        104    132    138    247     22    67    115     247    73     100    126     247    22     67    115     247
Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------

Condensed Financial Information

    The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The information below is based on the computation and accrual of the M&E Fee on a weekly basis. The calculation of the M&E Fee on a daily basis will affect the Accumulation Unit Values. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds are not included below because they did not become a part of the Separate Account until August 9, 2000.

                                            Accumulation                       # Units
                                             Unit Value    Accumulation      Outstanding
                                  Year      Beginning of    Unit Value         End of
Account Division                  Ended        Period      End of Period       Period
Equity Fund                      12/31/99       $24.34         $21.92         23,495,939
                                 12/31/98        25.66          24.34         22,401,337
                                 12/31/97        23.76          25.66         18,317,985
                                 12/31/96        21.66          23.76         13,503,527
                                 12/31/95        17.64          21.66          9,499,642
                                 12/31/94        19.85          17.64          7,444,937
                                 12/31/93        19.49          19.85          5,271,528
                                 12/31/92        19.15          19.49          3,847,269
                                 12/31/91        16.64          19.15          3,244,626
                                 12/31/90        18.88          16.64          2,748,244
                                 12/31/89        17.30          18.88          2,349,405


Balanced Fund                    12/31/99       $18.90         $17.27         22,591,194
                                 12/31/98        19.82          18.90         21,781,222
                                 12/31/97        18.94          19.82         18,709,483
                                 12/31/96        18.00          18.94         15,151,785
                                 12/31/95        15.26          18.00         12,085,917
                                 12/31/94        16.72          15.26         10,010,131
                                 12/31/93        16.22          16.72          7,470,133
                                 12/31/92        15.91          16.22          5,352,185
                                 12/31/91        14.19          15.91          4,274,088
                                 12/31/90        15.10          14.19          3,528,857
                                 12/31/89        13.48          15.10          2,697,026


Income Fund                      12/31/99       $13.24         $12.24          1,032,770
                                 12/31/98        13.00          13.24          1,006,166
                                 12/31/97        12.69          13.00            718,041
                                 12/31/96        13.03          12.69            817,803
                                 12/31/95        12.02          13.03            776,272
                                 12/31/94        13.06          12.02            746,535
                                 12/31/93        12.95          13.06            694,843
                                 12/31/92        12.92          12.95            566,223
                                 12/31/91        12.26          12.92            473,423
                                 12/31/90        12.35          12.26            415,716
                                 12/31/89        11.64          12.35            346,639

                                            Accumulation                       # Units
                                             Unit Value    Accumulation      Outstanding
                                  Year      Beginning of    Unit Value         End of
Account Division                  Ended        Period      End of Period       Period
Short-Term Fund                  12/31/99       $ 9.98          $9.89            143,624
                                 12/31/98         9.99           9.98            125,460
                                 12/31/97        10.03           9.99            114,103
                                 12/31/96        10.00          10.03            112,004
                                 12/31/95        10.08          10.00             95,982
                                 12/31/94        10.07          10.08            103,526
                                 12/31/93        10.09          10.07            106,595
                                 12/31/92        10.10          10.09             99,345
                                 12/31/91        10.37          10.10             94,194
                                 12/31/90        10.73          10.37            106,548
                                 12/31/89        10.49          10.73             96,997


Small Cap Growth Fund            12/31/99       $12.38         $19.76          2,731,955
                                 12/31/98        11.70          12.38          2,063,019
                                 12/31/97        10.00          11.70          1,219,124


International Equity Fund        12/31/99       $12.13         $17.52          1,298,573
                                 12/31/98        10.27          12.13            758,622
                                 12/31/97        10.00          10.27            451,401


Socially Responsible Fund        12/31/99       $12.99         $13.81          4,001,791
                                 12/31/98        12.10          12.99          2,513,258
                                 12/31/97        10.00          12.10            692,571



    Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).

    From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

    To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Horace Mann Mutual Funds

Horace Mann Life Insurance Company

    Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

    HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account

    On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

    The account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds are listed in Appendix A along with their primary invesmtent objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1039, sending a telefascimile transmission to (217) 535-7123 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

The Contract

Contract Owners' Rights

    A Contract may be issued on a non-qualified basis. Non-qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

    Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

    This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing The Contract

    The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

    In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

    Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

    Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

Purchase Payments

    Amount and Frequency of Purchase Payments--The minimum annual purchase payment under flexible premium contracts is $1,200 if the deposits are sent by payroll deduction or electronic funds transfer; otherwise the minimum is $2,000. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $100. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. In certain individual and group contracts these minimums may be lowered.

    Allocation of Purchase Payments--All or part of the purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

    Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the underlying Fund.

    Accumulation units are valued on each valuation date. The accumulation unit value of the Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Fund subaccounts was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund subaccounts was established at $10.00 on March 10, 1997. The accumulation unit value of the following funds will be set at $10 as of September 5, 2000:

Davis Value Portfolio
Strong Opportunity Fund II
J.P. Morgan U.S. Discipline Equity Portfolio
Fidelity VIP Growth and Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Growth Portfolio
Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio
Putnam VT Vista Growth
Janus Aspen Aggressive Growth Portfolio
Strong Mid Cap Growth Fund II
Warberg Small Company Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Invesmtent Grade Bond Portfolio

Transactions

    Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.

    For Annuity Alternatives contracts, transfers from the fixed portion of the contract into a subaccount are treated like any other partial withdrawal from the fixed account, except that no surrender charge is imposed and the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable surrender charge and early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

    A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.

    Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information--Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) transmission to (217)

527-2307 prior to the next designated transfer date.

    Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

    Surrender Before Commencement of Annuity Period--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

    The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

    A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable by HMLIC; telefacsimile
(FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

    Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

    Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

    Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges".

    HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid.

    Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges. The Non-qualified plus contract will allow a withdrawal without charge if the withdrawal value does not exceed 10% of the contract value and all of the other conditions are met.

    Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

    The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

    If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

    Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

    Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

    If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

Deductions and Expenses

    Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

    Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

    The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

    Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

    Surrender Charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.



Annuity Alternatives
    Annuity Alternatives contracts have been issued since 1982.

                               Flexible    Single
                               Premium     Premium
1                                 8%         5%
2                                 8%         4%
3                                 6%         3%
4                                 4%         2%
5                                 2%         1%
Thereafter                        0%         0%

For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

    Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in the Underlying Funds' Prospectus.

    Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds

    If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

    All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

    For all contracts issued in connection with this prospectus, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

    For non-qualified annuities, a designated beneficiary who is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified contract issued in connection with this prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

    If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Income Payments

    The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

    In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual & annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options

    The following income payment options are available on a variable basis unless otherwise stated.

    Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

    Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

    Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

    Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

    Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.

    Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

        a) receive the proceeds in a lump sum, or
        b) leave the Contract with HMLIC, or
        c) elect any other option that HMLIC makes available.

Amount of Fixed And Variable Income Payments

    In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

    Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

    Variable Income Payments--The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant by the survivor percentage elected.

    The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

    Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

    Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts.:

Horace Mann Short-Term Fund
Horace Mann International Fund
Horace Mann Small Cap Fund
Horace Mann Socially Responsible Fund
Davis Value Portfolio
Strong Opportunity Fund II
J.P. Morgan U.S. Discipline Equity Portfolio
Fidelity VIP Growth and Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Growth Portfolio
Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio
Putnam VT Vista Growth
Janus Aspen Aggressive Growth Portfolio
Strong Mid Cap Growth Fund II
Warberg Small Company Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio


The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

Misstatement of Age

    If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

    The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

    HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within theAccount other than one or more of those currently offered Horace Mann Mutual Funds. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (I) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
     The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners
     Contributions--No limitations are imposed on the amount of contributions made to a non-qualified contract.

     Distributions Under Non-Qualified Contracts--Contract owners of non-qualified contracts are not subject to federal income tax on earnings until income payments are received under the contract. Contract owners of non-qualified contracts are not subject to the minimum distribution requirements.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

     If the distribution is a full surrender, the contract owner is taxed on the amount distributed, less net purchase payments reduced by any prior partial withdrawals which were not subject to income tax.

     A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The contract owner is subject to income tax on any previously untaxed accumulation which is distributed.

     Purchase payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

     If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total purchase payments to the contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the contract owner's investment is returned in full, the entire amount of each income payment is taxable as ordinary income.

     Penalty Tax--Taxable distributions from non-qualified contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the contract owner's death or disability, received as part of substantially equal periodic payments for the contract owner's lifetime, or attributable to purchase payments made prior to August 14, 1982. In addition, for non-qualified contracts issued during the period August 14, 1982 through January 18, 1985 and for additional purchase payments to non-qualified contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to purchase payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to purchase payments on a "first-in first-out" basis (i.e., to the earliest purchase payment which has not been fully allocated to prior distributions).

     The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

     Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

Other Information

     Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

     HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

     Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

     NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

     A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                              Page

General Information and History
Investment Experience
Underwriter
Financial Statements


    To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account , please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

          Horace Mann Life Insurance Company
          P.O. Box 4657
          Springfield, Illinois 62708-4657

Please provide free of charge the following information:

          1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account.


          Statement of Additional Information dated August 9, 2000 for the Horace Mann Life Insurance Company Separate Account.

     Please mail the above documents to:

     -----------------------------------
     (Name)

     ------------------------------------
     (Address)

     ------------------------------------
    (City/State/Zip)

                                  Appendix A

The Underlying Funds.
     The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds, Inc.

     The Horace Mann Mutual Funds, Inc. ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios( "Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

     The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Wellington Management, Western Asset Management Company, and Western Asset Management Limited (WAML) serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Horace Mann Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

     The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

     The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially
Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

Davis
     The investment objective of the Davis Value Portfolio is the growth of capital. The fund invests primarily in common stock of financial companies. During normal market conditions, at least 65% of the fund's assets are invested
in companies that are "principally engaged" in financial services.    The Davis
Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers LP.

Strong
     The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

J.P. Morgan
     The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management.

Fidelity
     The investment objective of the Fidelity VIP Growth is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund invests in securities which may be non-income producing (defaulted securities and common stocks), companies in troubled or uncertain financial condition both domestic and foreign issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The funds invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP MId Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

Janus
     The investment objective of the Janus Aspen Growth Portfolio is to seek long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies. The Janus Aspen Growth Portfolio is a series of the Janus Aspen Series and is advised by Janus Capital.

     The investment objective of the Janus Aggressive Growth Portfolio is to seek long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. The Janus Aspen Aggressive Growth Portfolio is a series of the Janus Aspen Series and is advised by Janus Capital.

Warberg
     The investment objective of the Warberg Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests in equity securities of small U.S. growth companies. The Warberg Small Company Growth Portfolio is a series of the Warberg Pincus Trust Portfolios and is advised by Credit Suisse Asset Management, LLC.

Putnam
     The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we belieive are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam VT Series and is advised by Putnam Investment Management.

Alliance
     The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Administrator: Horace Mann Investors, Inc.

    HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds ("the Trust) pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

    For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

The Horace Mann Life Insurance Company
Separate Account Prospectus for Qualified Annuities

Horace Mann Mutual Funds Prospectus

Offered by Horace Mann Investors, Inc.


August 9, 2000

Prospectus

Qualified Variable Tax deferred annuity contracts  Prospectus

Horace Mann Life Insurance Company
Separate accounts for Annuity Alternatives Contracts

August 9, 2000

Individual Single Premium and Individual and Group Flexible Premium Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account as Qualified Contracts

    This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

    Value Funds
       Large Capitalization
           Horace Mann Equity Fund
           Horace Mann Socially Responsible Fund
           Davis Value Portfolio
           Wilshire Large Company Value Portfolio
      Mid Capitalization
           Strong Opportunity Fund  II
      Small Capitalization
           T. Rowe Price Small Cap Value Fund
           Wilshire Small Company Value Portfolio

    Core/Blend Funds
      Large Capitalization
           J.P. Morgan U.S. Disciplined Equity Portfolio
           Fidelity  VIP Growth & Income Portfolio
           Wilshire 5000 Index Portfolio /(1)/
           Fidelity VIP Index 500 Portfolio
    Mid Capitalization
           Fidelity VIP Mid Cap Portfolio
           Rainier Small/Mid Cap Equity Portfolio
    Small Capitalization
           T. Rowe Price Small Cap Stock Fund
           Neuberger & Berman Genesis Assets Account

    Growth Funds
      Large Capitalization
           Fidelity VIP Growth Portfolio
           Janus Aspen Growth Portfolio
           Alliance Premier Growth Portfolio
           Wilshire Large Company Growth Portfolio/(1)/
      Mid Capitalization
           Janus Aspen Aggressive Growth  Portfolio
           Putnam VT Vista Fund
           Strong Mid Cap Growth Fund II
      Small Capitalization
           Horace Mann Small Cap Equity Fund
           Standish Small Cap Growth Fund
           Warberg Small Company Growth Portfolio
           Wilshire Small Company Growth Portfolio

    International Funds
           Horace Mann International Equity Fund

           Fidelity VIP Overseas Portfolio

    Bond Funds
           Horace Mann Income Fund
           Horace Mann Short-Term Fund
           Fidelity VIP High Income Portfolio
           Fidelity VIP Investment Grade Bond Portfolio

    Balanced Fund
           Horace Mann Balanced Fund

/(1)/ From May 1, 2000 to September 5, 2000 the subaccounts of the Horace Mann Separate Account invested in the Institutional Class of shares. As of September 5, 2000 new premium payments received and transfers will be allocated to new subaccounts that will invest in the investor class of shares.

    This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated August 9, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page of this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

        The date of this Prospectus is August 9, 2000.

Table of Contents


                                                                                    Page
Definitions
Summary
Condensed Financial Information
Horace Mann Life Insurance Company, The Account and The Underlying Funds
    Horace Mann Life Insurance Company
    The Account
    The Underlying Funds
    Administration
The Contract(s)
    Contract Owners' Rights
    Purchasing the Contract
    Purchase Payments
      Amount and Frequency of Purchase Payments
      Allocation of Purchase Payments
      Accumulation Units and Accumulation Unit Value
    Transactions
      Transfers
      Changes in Allocation Instructions
      Surrender Before Commencement of Annuity Period
      Deferment
      Confirmations
    Deductions and Expenses
      Annual Maintenance Charge
      Mortality and Expense Risk Fee
       Annuity Alternatives
      Surrender Charge(s)

       Annuity Alternatives
      Operating Expenses of the Horace Mann Mutual Funds
      Premium Taxes
    Death Benefit Proceeds
    Mandatory Minimum Distribution
    Income Payments
      Income Payment Options
      Amount of Fixed and Variable Income Payments
    Misstatement of Age
    Modification of the Contract
Tax Consequences
    Separate Account
    Contract Owners
      Contributions
      Distributions Under Qualified Contracts
      Penalty Tax
Voting Rights
Other Information
Additional Information

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions


    Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

    Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

    Accumulation Unit Value: The value of an accumulation unit on any valuation date.

    Annuitant: The recipient of income payments.

    Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

    Annuity Unit: A unit of measurement used in determining the amount of variable income payment during the annuity period.

    Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

    Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

    Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

    Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

    Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

    Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

    In addition, tax qualified plans often place certain limitations upon election of a maturity date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the contract owner or participant reaches age 70 1/2. See "The Contract - Mandatory Minimum Distribution."

    Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

    Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

    Participant: A person to whom a certificate showing participation under a group contract has been issued.

    Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations.


    Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

    Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.


    Underlying Funds: All mutual funds listed in Appendix A available to be invested in the Horace Mann Life Insurance Company Separate Account.

    Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

    Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary


    This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.


    Detailed information about the Underlying Funds is contained in each Underlying Fund' s Prospectus . Additional information about the Underlying Funds can be found in each Underlying Fund Statement of Additional Information.


    The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.


What is "the Separate Account"?


    The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?

    Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Roth IRAs, and Simplified Employee Pension Plans ("SEPs").

    The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?


    The minimum annual purchase payment under a flexible premium contract during any contract year is $225. Certain Individual Flexible Premium contracts may have larger minimums. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year. Under certain group plans the minimum may be reduced or waived.

What are my investment choices?

    (a) Separate Account


    Includes subaccounts each of which invests in one of the following Underlying Funds:


Value Funds
      Large Capitalization
          Horace Mann Equity Fund
          Horace Mann Socially Responsible Fund
          Davis Value Portfolio
          Wilshire Large Company Value Portfolio
     Mid Capitalization
          Strong Opportunity Fund  II

     Small Capitalization
          T. Rowe Price Small Cap Value Fund
          Wilshire Small Company Value Portfolio

  Core/Blend Funds
     Large Capitalization
          J.P. Morgan U.S. Disciplined Equity  Portfolio
          Fidelity  VIP Growth & Income Portfolio
          Wilshire 5000 Index Portfolio /(1)/
          Fidelity VIP Index 500 Portfolio
     Mid Capitalization
          Fidelity VIP Mid Cap Portfolio
          Rainier Small/Mid Cap Equity Portfolio
     Small Capitalization
          T. Rowe Price Small Cap Stock Fund
          Neuberger & Berman Genesis Assets Account

  Growth Funds
     Large Capitalization
          Fidelity VIP  Growth Portfolio
          Janus Aspen Growth Portfolio
          Alliance Premier Growth Portfolio
          Wilshire Large Company Growth Portfolio/(1)/
     Mid Capitalization
          Janus Aspen Aggressive Growth  Portfolio
          Putnam VT Vista Fund
          Strong Mid Cap Growth Fund II
     Small Capitalization
          Horace Mann Small Cap Equity Fund
          Standish Small Cap Growth Fund
          Warberg Small Company Growth Portfolio
          Wilshire Small Company Growth Portfolio

  International  Funds
          Horace Mann International Equity Fund
          Fidelity VIP Overseas Portfolio

  Bond Funds
          Horace Mann Income Fund
          Horace Mann Short-Term Fund
          Fidelity VIP High Income Portfolio
          Fidelity VIP Investment Grade Bond Portfolio

  Balanced Fund
          Horace Mann Balanced Fund

/(1)/From May 1, 2000 to September 5, 2000 the subaccounts of the Horace Mann Separate Account invested in the Institutional Class of shares. As of September 5, 2000 new premium payments received and transfers will be allocated to new subaccounts that will invest in the investor class of shares.

    (b) Fixed Account (See the Contract)

    At anytime before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For complete details see "The Contract--Transactions-- Transfers."

May I withdraw all or part of the Contract value before the Maturity Date?

    Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges".

What are the charges or deductions?

    Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.


    A mortality and expense risk fee (M&E Fee) is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual
rate of 1.25% of the daily net assets of the Variable Account.   This fee may be
lower on some group plans and certain individual flexible premium products.

    A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.

    No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or eight contract years depending on the contract you purchase. The charge may be lower on certain individual and group plans. In the first contract year the charge is 8% for the Flexible Premium Contract and 5% for the Single Premium Contract. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions--Surrender Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?

    The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

If I receive my Contract and am dissatisfied, may I return it?

    Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving Income Payments, and what options are available?

    Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

    Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

  Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses

    The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account Contract Owner Transaction Expenses:(1)
    Maximum Surrender Charge as a percentage of amount surrendered(2)
     --for Single Payment Contracts..............................  5.00%
     --for Flexible Premium Contracts............................  8.00%

Annual Maintenance Charge(3) ....................................  $25

Separate Account annual expenses, as a percentage of average account value:
    Mortality Risk............................................... 0.45%
    Expense Risk................................................. 0.80%
Total Separate Account M&E Fee................................... 1.25%

Underlying  Funds

    Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/99 unless otherwise noted:

-----------------------------------------------------------------------------------------------------------------------------------
                                   Management     12b-1 fees                  Other Expenses              Total Fund Operating
                                   ----------     ----------                  --------------              --------------------
                                   Fee/(6)/                                                               Expense
                                   --------                                                               -------
-----------------------------------------------------------------------------------------------------------------------------------
Value Funds
-----------------------------------------------------------------------------------------------------------------------------------
Large Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann Equity                 0.64%                                      0.18%                       0.82%
Fund/(4)/
-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann                        0.94%                                      0.22%                       1.16%
Socially/(4)/
Responsible Fund
-----------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio              0.75%                                      0.25%                       1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wilshire Large Co. Value           0.25%          0.25%                       0.56%                       1.06%
Portfolio/(5)(7)/
-----------------------------------------------------------------------------------------------------------------------------------
Mid Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund            1.00%                                      0.10%                       1.10%
II
-----------------------------------------------------------------------------------------------------------------------------------
Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap            0.67%          0.25%                       0.18%                       1.10%
Value Fund/(11)/
-----------------------------------------------------------------------------------------------------------------------------------
Wilshire Small  Co.                0.25%          0.25%                       0.73%                       1.23%
Value Portfolio/(5)(7)/
-----------------------------------------------------------------------------------------------------------------------------------
Core/Blend Funds
-----------------------------------------------------------------------------------------------------------------------------------
Large Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan U.S. Disciplined         0.35%                                      0.52%                       0.87%
Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth and            0.48%          0.10%                       0.11%                       0.69%
Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                0.10%                                      0.25%                       0.35%
Portfolio(Instituational)
/(5)(7)(12)/
-----------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                0.10%          0.25%                       0.25%                       0.60%
Portfolio(Investment)
/(5)(7)(12)/
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500             0.24%          0.25%                       0.11%                       0.60%
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Mid Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio     0.57%          0.25%                       0.43%                       1.25%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Rainier Small/Mid Cap              0.85%          0.25%                       0.15%                       1.25%
Equity Portfolio/(10)/
------------------------------------------------------------------------------------------------------------------------------------
Small Capitalization
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap            0.77%          0.25%                       0.18%                       1.20%
Stock Fund/(11)/
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman                 1.12%          0.25%                       0.26%                       1.63%
Genesis Assets
Account/(8)/
------------------------------------------------------------------------------------------------------------------------------------
Growth  Fund
------------------------------------------------------------------------------------------------------------------------------------
Large Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                0.58%          0.10%                       0.07%                       0.75%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth            1.00%          0.25%                       0.04%                       1.29%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth                 0.65%          0.25%                        .02%                       0.92%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Large  Co                 0.25%                                      0.35%                       0.60%
Growth
Portfolio(Institutional)
/(5)(7)(12)/
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Large  Co                 0.25%          0.25%                       0.45%                       0.95%
Growth
Portfolio(Institutional)
/(5)(7)(12)/
------------------------------------------------------------------------------------------------------------------------------------
Mid Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund               0.65%          0.15%                       0.10%                       0.90%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive             0.65%          0.25%                       0.02%                       0.92%
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth              1.00%                                      0.13%                       1.13%
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Small Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann  Small                 1.39%                                      0.32%                       1.71%
Cap/(4)/ Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Standish Small Cap                 0.80%                                      0.58%                       1.38%
Growth Fund/(9)/
------------------------------------------------------------------------------------------------------------------------------------
Warberg Small Co. Growth           0.90%                                      0.25%                       1.14%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Small Co.                 0.25%          0.25%                       1.24%                       1.74%
Growth Portfolio/(5)(7)/
------------------------------------------------------------------------------------------------------------------------------------
International Funds
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann                        1.09%                                      0.67%                       1.76%
International/(4)/
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas              0.73%          0.25%                       0.18%                       1.16%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann Income                 0.64%                                      0.43%                       1.07%
Fund/(4)/
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann Short-term             0.37%                                      1.58%                       1.95%
Fund/(4)/
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           0.58%          0.25%                       0.12%                       0.95%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment            0.43%          0.25%                       0.14%                       0.82%
Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann Balanced               0.64%                                      0.18%                       0.82%
Fund/(4)/
------------------------------------------------------------------------------------------------------------------------------------

(1)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(2)In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(3)The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge may be reduced or eliminated on certain individual contracts and group plans.


(4)The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 and is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). Horace Mann Investors voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Funds' advisor, Wilshire Associates, Inc., waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the Balanced Fund; 0.64%, 0.43% and 1.07% for
the Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10% for the Socially Responsible Fund.

(5) The Total Expenses for the Wilshire Target Funds, Inc. are based on the Calendar year 1999 and are unaudited. Wilshire Target Funds, Inc. fiscal year ends on August 31.

(6)The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc. for the Horace Mann Mutual Funds.

(7)Wilshire Associates, Inc. has agreed to reimburse expenses to maintain the Institutional Class Portfolio's total expenses (other than 12(b)-1 fees) at 0.35% of the Portfolio's average daily net assets until at least September 30, 2000, subject to later recoupment. Without this agreement the "Other Expenses" would be 0.42% and "Total Fund Operating Expenses" would be 0.67%.

/(8)/ The Neuberger & Berman Genesis Assets Account has a fiscal year end of 8/31. The numbers in this chart reflect the expenses based on the 1999 fiscal year end.

/(9)/ The Standish Small Cap Growth Fund has a fiscal year end of 9/30. The numbers in this chart reflect the expenses based on the 1999 fiscal year end.

/(10) /The Rainier Small/Mid Cap Equity Portfolio has a fiscal year end of 3/31. The numbers in this chart reflect the expenses based on the 2000 fiscal year end.

/(11)/ The T. Rowe Price funds started a new class of shares effective 3/1/00. The expenses shown in the chart are estimated costs.

/(12)/From May 1, 2000 to September 5, 2000 the Horace Mann Separate Account utilized the Institutional Class of shares. For all new sales after September 5, 2000 the Horace Mann Separate Account will utilize the Investment Class of shares.

                                    EXAMPLE

The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

------------------------------------------------------------------------------------------------------------------------------------
              If you surrender your       If you do not surrender your        If you surrender your     If you do not surrender your
         Flexible Premium  Contract at    Flexible Premium  Contract at  Flexible Premium  Contract at  Flexible Premium  Contract
          the end of the applicable        the end of the applicable       the end of the applicable        at the end of the
                 time period                      time period                    time period             applicable time period
------------------------------------------------------------------------------------------------------------------------------------
              1yr    3yrs   5yrs   10yrs  1yr  3yrs   5yrs    10yrs      1yr  3yrs   5yrs    10yrs      1yr  3 yrs   5 yrs    10yrs
------------------------------------------------------------------------------------------------------------------------------------
Value Funds
------------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Horace         104     132     138      247   22    67     115      247   73   100     126      247   22     67      115      247
Mann
Equity
Fund
------------------------------------------------------------------------------------------------------------------------------------
Horace         107     142     155      282   25    77     132      282   76   110     143      282   25     77      132      282
Mann
Socially
Responsible
Fund
------------------------------------------------------------------------------------------------------------------------------------
Davis          106     137     147      266   24    72     124      266   75   105     135      266   24     72      124      266
Value
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire       106     139     150      272   24    74     127      272   75   107     138      272   24     74      127      272
Large Co.
Value
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Strong         107     140     152      276   25    75     129      276   76   108     140      276   24     75      129      276
Opportunity
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Small
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe        107     140     152      276   25    75     129      276   76   108     140      276   24     75      129      276
Price
Small Cap
Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Wilshire       108     144     158      289   26    79     136      289   77   112     147      289   26     79      136      289
Small Co.
Value
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Core/Blend
Funds
------------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan      104     134     140      252   22    69     117      252   74   101     129      252   22     69      117      252
U.S.
Disciplined
Equity
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fidelity       103     129     131      234   20    63     108      234   72    96     120      234   20     63      108      234
VIP Growth
& Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire       100     119     114      198   17    53      91      198   69    86     103      198   17     53       91      198
5000 Index
Portfolio
(Institutional)
------------------------------------------------------------------------------------------------------------------------------------
Wilshire
5000 Index
Portfolio
(Investor)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       102     126     127      224   20    60     104      224   71    93     115      224   20     60      104      224
VIP Index
500
Portfoio
------------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       108     144     159      290   26    80     137      290   77   112     148      290   26     80      137      290
VIP
Mid-Cap
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rainier        108     144     159      290   26    80     137      290   77   112     148      290   26     80      137      290
Small/Mid
Cap Equity
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Small
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe        108     143     157      286   26    78     134      286   77   111     145      286   26     78      134      286
Price
Small Cap
Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
Neuberger      111     155     177      327   30    91     155      327   80   123     166      327   30     91      155      327
& Berman
Genesis
Assets
Account
------------------------------------------------------------------------------------------------------------------------------------
Growth
Funds
------------------------------------------------------------------------------------------------------------------------------------
Large
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       103     130     134      240   21    65     111      240   72    98     123      240   21     65      111      240
VIP
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Alliance
Premier
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus          105     135     143      257   23    70     120      257   74   103     131      257   22     70      120      257
Aspen
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire       102     126     127      224   20    60     104      224   71    93     115      224   20     60      104      224
Large Co.
Growth
Portfolio
(Institutional)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Wilshire
Large
Co.
Growth
Portfolio
(Investor)
------------------------------------------------------------------------------------------------------------------------------------
Mid
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT
Vista Fund
------------------------------------------------------------------------------------------------------------------------------------
Janus          105     135     143      257   23    70     120      257   73    99     126      246   22     67      115      246
Aspen
Aggressive
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid     107     141     153      279   25    76     131      279   76   109     142      279   25     76      131      279
Cap Growth
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Small
Capitalization
------------------------------------------------------------------------------------------------------------------------------------
Horace         112     157     181      335   31    94     159      335   82   125     170      335   31     94      159      335
Mann Small
Cap Equity
Fund
------------------------------------------------------------------------------------------------------------------------------------
Standish       109     148     165      303   27    84     143      303   79   116     154      303   27     84      143      303
Small Cap
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Warberg        107     141     154      280   25    77     131      280   76   109     142      280   25     77      131      280
Small Co.
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wilshire       112     158     183      337   31    95     161      337   82   126     172      337   30     95      161      337
Small Co.
Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
International
Funds
------------------------------------------------------------------------------------------------------------------------------------
Horace         113     159     184      339   31    95     162      339   82   127     173      339   31     95      162      339
Mann
International
Equity
Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       107     142     155      282   25    77     132      282   76   110     143      282   25     77      132      282
VIP
Overseas
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Horace         106     139     150      273   24    75     128      273   76   107     139      273   24     75      128      273
Mann
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Horace         114     164     193      357   33   101     171      357   84   132     182      357   33    101      171      357
Mann
Short-Term
Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       105     136     144      261   23    71     152      261   74   103     133      261   23     71      122      261
VIP High
Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity       104     132     138      247   22    67     115      247   73   100     126      247   21     67      115      247
VIP
Investment
Grade Bond
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Balance
Fund
------------------------------------------------------------------------------------------------------------------------------------
Horace Mann    104     132     138      247   22    67     115      247   73   100     126      247   22     67      115      247
Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------

Condensed Financial Information


    The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. A copy of the financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The information below is based on the computation and accrual of the M&E Fee on a weekly basis. The calculation of the M&E fee on a daily basis will affect the Accumulation Unit Values. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds are not included below because they were not added to the Separate Account until August 9, 2000.

                                    Accumulation  Accumulation    # Units
                                     Unit Value    Unit Value   Outstanding
                                    Beginning of    End of        End of
Account Division       Year Ended      Period       Period        Period

Equity Fund             12/31/99       $24.34       $21.92      23,495,939
                        12/31/98        25.66        24.34      22,401,337
                        12/31/97        23.76        25.66      18,317,985
                        12/31/96        21.66        23.76      13,503,527
                        12/31/95        17.64        21.66       9,499,642
                        12/31/94        19.85        17.64       7,444,937
                        12/31/93        19.49        19.85       5,271,528
                        12/31/92        19.15        19.49       3,847,269
                        12/31/91        16.64        19.15       3,244,626
                        12/31/90        18.88        16.64       2,748,244
                        12/31/89        17.30        18.88       2,349,405

Balanced Fund           12/31/99       $18.90       $17.27      22,591,194
                        12/31/98        19.82        18.90      21,781,222
                        12/31/97        18.94        19.82      18,709,483
                        12/31/96        18.00        18.94      15,151,785
                        12/31/95        15.26        18.00      12,085,917
                        12/31/94        16.72        15.26      10,010,131
                        12/31/93        16.22        16.72       7,470,133
                        12/31/92        15.91        16.22       5,352,185
                        12/31/91        14.19        15.91       4,274,088
                        12/31/90        15.10        14.19       3,528,857
                        12/31/89        13.48        15.10       2,697,026

Income Fund             12/31/99       $13.24       $12.24       1,032,770
                        12/31/98        13.00        13.24       1,006,166
                        12/31/97        12.69        13.00         718,041
                        12/31/96        13.03        12.69         817,803
                        12/31/95        12.02        13.03         776,272
                        12/31/94        13.06        12.02         746,535
                        12/31/93        12.95        13.06         694,843
                        12/31/92        12.92        12.95         566,223
                        12/31/91        12.26        12.92         473,423
                        12/31/90        12.35        12.26         415,716
                        12/31/89        11.64        12.35         346,639

                                       Accumulation    Accumulation    # Units
                                         Unit Value    Unit Value    Outstanding
                                        Beginning of     End of        End of
                         Year Ended        Period       Period         Period

Short-Term Fund            12/31/99        $ 9.98       $ 9.89         143,624
                           12/31/98          9.99         9.98         125,460
                           12/31/97         10.03         9.99         114,103
                           12/31/96         10.00        10.03         112,004
                           12/31/95         10.08        10.00          95,982
                           12/31/94         10.07        10.08         103,526
                           12/31/93         10.09        10.07         106,595
                           12/31/92         10.10        10.09          99,345
                           12/31/91         10.37        10.10          94,194
                           12/31/90         10.73        10.37         106,548
                           12/31/89         10.49        10.73          96,997

Small Cap Growth           12/31/99        $12.38       $19.76       2,731,955
  Fund                     12/31/98         11.70        12.38       2,063,019
                           12/31/97         10.00        11.70       1,219,124

International Equity       12/31/99        $12.13       $17.52       1,298,573
  Fund                     12/31/98         10.27        12.13         758,622
                           12/31/97         10.00        10.27         451,401

Socially Responsible       12/31/99        $12.99       $13.81       4,001,791
  Fund                     12/31/98         12.10        12.99       2,513,258
                           12/31/97         10.00        12.10         692,571


    Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 535-7123, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).


    From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

    To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and

The Underlying Funds
Horace Mann Life Insurance Company

    Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

    HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account

    On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.


    The account is divided into subaccounts. Horace Mann Life Insurance Company uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.


    The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030 , sending a telefascimile transmission to (217) 535-7123 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

The Contract

Contract Owners' Rights

    A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

    To participate in a qualified plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

    Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

    This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing the Contract


    The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

    In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

    Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

    Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

Purchase Payments


    Amount and Frequency of Purchase Payments--The minimum annual purchase payment under a flexible premium contract is $225. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $25. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or waived. In addition, some individual contracts require a minimum purchase payment of $50,000, $100,000 or $250,000.

    The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners--Contributions."

    Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

    Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the Underlying Fund.

    Accumulation units are valued on each valuation date. The accumulation unit value of the Horace Mann Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Horace Mann Balanced Fund subaccount, Horace Mann Income Fund subaccount and Horace Mann Short-Term Fund subaccount was established at $10.00 on February 1, 1983. The accumulation unit value of the Horace Mann Small Cap Growth Fund subaccount, Horace Mann International Equity Fund subaccount and Horace Mann Socially Responsible Fund subaccount was established at $10.00 on March 10, 1997. The accumulation unit value of the Wilshire 5000 Index Portfolio subaccount and the Wilshire Large Company Growth Portfolio subaccount were established at $11.73 and $44.02, respectively, on May 1, 2000. The accumulation unit value of the following funds will be set at $10 as of September 5, 2000:

  Davis Value Portfolio
  Strong  Opportunity Fund II
  T. Rowe Price Small Cap Value Fund
  Wilshire Small Co. Value Portfolio
  J. P. Morgan U.S. Disciplined Equity Portfolio
  Fidelity VIP Growth & Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Mid Cap Portfolio
  Ranier Small/Mid Cap Equity Portfolio
  T. Rowe Price Small Cap Stock Fund
  Neuberger & Berman Genesis Assets Account
  Fidelity VIP Growth Portfolio
  Janus Aspen Growth Portfolio
  Alliance Premier Growth Portfolio
  Janus Aspen Aggressive Growth Portfolio
  Putnam VT Vista Fund
  Strong Mid Cap Growth Fund II
  Standish Small Cap Growth Fund
  Warberg Small Company Growth Portfolio
  Wilshire Small Company Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Transactions

    Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.


    On Annuity Alternatives products for transfers from the fixed portion of the contract into a subaccount the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

    A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner, (2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.


    Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information--Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) transmission to (217) 527-2307 prior to the next designated transfer date.

    Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

    Surrender Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

    The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


    A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable by HMLIC; telefacsimile
(FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

    Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

    Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

    Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges."

    HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid. Under certain group plans the surrender charges may be reduced.

    Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

    Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

    The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

    If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

    Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

    Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

    If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

Deductions and Expenses

    Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

    Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

    The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.


    Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

Annuity Alternatives

Contract value at          Mortality and Expense
    issue                Risk Fee


Less than $50,000           1.25%
$50,000+ *                  1.15%
$100,000+*                  1.05%
$250,000+*                  0.95%

* HMLIC started selling these product on September 1, 1999 where state approvals have been received.

    Surrender charges--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

    The products reflected below may not be available in all states.


                                Flexible Premium                  Single Premium
                         (based on cash value at issue)
During                     Under age 55 (age at issue)
Contract      Under
Year        $50,000      $50,000+*     $100,000+*     $250,000+*
 1             8%           7%             6%             6%            5%
 2             8%           6%             5%             5%            4%
 3             6%           5%             5%             5%            3%
 4             4%           5%             5%             5%            2%
 5             2%           5%             5%             5%            1%
Thereafter     0%           0%             0%             0%            0%

                             Age 55+ (age at issue)
 1              8%          7%             6%             6%
 2              8%          6%             5%             5%
 3              6%          5%             4%             4%
 4              4%          4%             3%             3%
 5              2%          3%             2%             2%
 6              0%          2%             1%             1%
 7              0%          1%             0%             0%
Thereafter      0%          0%             0%             0%

* HMLIC started selling these product on September 1, 1999 where state approvals have been received.


    For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

    Operating expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Funds' Prospectus.

    Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds

    If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement.

    All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments--Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

    For all contracts issued in connection with this prospectus, except Roth IRAs, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

    If the designated beneficiary is the contract owner's surviving spouse, income payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2.

    If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Mandatory Minimum Distribution

    Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a contract owner reaches age 70 1/2. The contract owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the contract owner must take two distributions in the calendar year following attainment of age 70 1/2.

    Generally, the amount of the mandatory minimum distribution depends on the contract value and the life expectancy of the contract owner. Under mandatory minimum distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the contract owner (or the contract owner and a designated beneficiary). To begin mandatory distributions the contract owner must contact the Home Office at
P. O. Box 4657, Springfield, Illinois 62708-4657.

    The Internal Revenue Service has indicated that a contract owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements. Also, 403(b) contract owners who have not separated from service can delay their distributions until after they separate from service (i.e., quit teaching).

    Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRAs are not subject to Mandatory Distribution. See "Tax Consequences."

Income Payments

    The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment.

Under some individual contracts if the contract owner selects a lifetime option the company will pay a bonus which equals a percentage of the amount placed on the settlement option. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

    In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual and annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options

    The following income payment options are available on a variable basis unless otherwise stated.

    Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

    Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

    Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

    Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

    Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 70 2, interest income payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The annuitant may elect another income option at the end of any payment period, or, subject to IRC requirements, may withdraw the contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

    Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

     a)  receive the proceeds in a lump sum, or

     b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

     c)  elect any other option that HMLIC makes available.

Amount of Fixed and Variable Income Payments


    In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

    Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

    Variable Income Payments--The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

    The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant by the survivor percentage elected.

    The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

    Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

    Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:

Horace Mann Short-Term Fund
Horace Mann International Equity Fund
Horace Mann Small Cap Equity Fund
Horace Mann Socially Responsible Fund
Wilshire Large Company Growth Portfolio
Wilshire 5000 Index Portfolio
Davis Value Portfolio
Wilshire Large Company Value Portfolio
Strong Opportunity Fund II
T. Rowe Price Small Cap Value Fund
Wilshire Small Company Value Portfolio
J.P. Morgan U. S. Disciplined Equity Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Mid Cap Portfolio
Rainier Small/Mid Cap Equity Portfolio
T. Rowe Price Small Cap Stock Fund
Neuberger & Berman Genesis Assets Account
Fidelity VIP Growth Portfolio
Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio
Janus Aspen Aggressive Growth Portfolio
Putnam VT Vista Fund
Strong Mid Cap Growth Fund II
Standish Small Cap Growth Fund
Warberg Small Company Growth Portfolio
Wilshire Small Company Growth Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio

The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month , including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

Misstatement of Age

    If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

    The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.


    HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account

    The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners

    Contributions--Under IRC Section 403(b), purchase payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the contract owner's account are not taxable until such amounts are distributed. If the contract is used for a tax-sheltered annuity described in IRC Section 403(b) or Simplified Employee Pension Plan described in IRC Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

    Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred purchase payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the contract owner's years of service with his or her employer and take into account the contract owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC
Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans.

    If the contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after-tax dollars. The maximum annual contribution for all IRAs (including Roth IRA's) is $2,000. Contributions to a Simplified Employee Pension Plan contract generally may not exceed 15% of compensation or $26,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the contract owner on purchase payments and investment earnings of a contract purchased for a qualified plan or a deductible IRA.

    Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

Distributions may be paid only:

(1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or
(2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited (IRC 403(b)(11)(B)).

    Distributions Under Qualified Contracts--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-- Mandatory Minimum Distribution."

    If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) contract may be rolled over to another IRC Section 403(b) contract or to an

IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC
Section 403(b) contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRAs can only accept rollover money from a traditional IRA or another Roth.

    Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity contracts or plans qualified under IRC Section 403 with the exception of the following:

(1)  eligible rollover distributions made directly to another trustee,

(2)  periodic payments received over the Contract Owner's lifetime,

(3) periodic payments received under the minimum required distribution rules, or

(4)  periodic payments received over a period of ten years or more.

    The contract owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the contract owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

    All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once income payments begin, any nondeductible contributions are recovered tax-free as a portion of each income payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

    For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the contract owner elects not to have federal income tax withheld. After an election is made with respect to income payments, a contract owner may revoke the election at any time. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. Contract owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the contract owner is an individual, the TIN is his or her Social Security number.

    If the designated beneficiary is not the contract owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the contract owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the contract owner.

    Penalty Tax--Distributions to a contract owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

  (1)   on or after age 59 1/2,

  (2)   on account of death,

  (3)  on account of disability, as defined in IRC Section 72(m)(7),

  (4)  pursuant to a qualified domestic relations order, as defined in IRC
  414(p),

  (5) for deductible medical expenses in excess of 70 1/2% of adjusted gross income,

  (6)  on account of separation from service after age 55, or

  (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the contract owner, or the lives or a period not exceeding the joint life expectancy of the contract owner and a designated beneficiary.

  Roth IRAs are not subject to the 10% penalty if;

      The contract has been in force for five years, and;

      The annuitant has attained age 59 1/2; or


      Used to purchase a first home not to exceed $10,000 (as adjusted by the IRC); or

      The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

      The distribution is made after the death of the annuitant.

    The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

    Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

    The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.

Other Information

    Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

    Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

    Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

    HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

    Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

    Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

    NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

    A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                           Page

General Information and History
Investment Experience
Underwriter
Financial Statements


    To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     Horace Mann Life Insurance Company
     P.O. Box 4657
     Springfield, Illinois 62708-4657

Please provide free of charge the following information:


     1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account

     Statement of Additional Information dated August 9, 2000 for the Horace Mann Life Insurance Company Separate Account.


  Please mail the above documents to:

  --------------------------------------------
  (Name)

  --------------------------------------------
  (Address)

  --------------------------------------------
  (City/State/Zip)

                                   Appendix A

The Underlying Funds.

    The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds, Inc.

    The Horace Mann Mutual Funds, Inc. ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios( "Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

    The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

    The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

    The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Wellington Management, Western Asset Management Company, and Western Asset Management Limited (WAML) serve as the investment subadvisers to the Income Fund.

    The primary investment objective of the Horace Mann Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management serves as the investment subadviser to the Short-Term Fund.

    The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

    The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

    The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

1.   Do not produce tobacco products;

2.   Do not produce alcoholic beverages;

3.   Do not own and/or operate casinos or manufacture gaming devices;

4.   Do not produce pornographic materials;

5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

    Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

Wilshire Target Funds, Inc.

    Wilshire Target Funds, Inc. (Wilshire Funds) is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

    The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings and sales growth. Typically such companies will have above average price/book
ratios.   The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

    The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

    The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have a relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yield. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

    The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yield. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

    The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The

Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

T. Rowe Price

  The investment objective of the T. Rowe Price Small Cap Value Fund is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. The T. Rowe Price Small Cap Value Fund is advised by T. Rowe Price Associates.

  The investment objective of the T. Rowe Price Small Cap Stock Fund is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 65% of its total assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls within the range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates.

Davis

  The investment objective of the Davis Value Portfolio is the growth of capital. The fund invests primarily in common stock of financial companies. During normal market conditions, at least 65% of the fund's assets are invested in companies that are "principally engaged" in financial services. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers LP.

Strong

  The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

  The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment.The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

J.P. Morgan

  The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management.

Rainier

  The investment objective of the Rainier Small /Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily in the common stocks of smaller U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Portfolio normally will invest at least 65% of its total assets in equity securities of companies with small and medium-size capitalizations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management,
Inc.

Fidelity

  The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

  The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

  The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt decirities. The fund invests in securities which may be non-income producing (defaulted securities and common stocks), companies in troubled or uncertain financial condition both domestic and foreign issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

  The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The funds invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregare Bond Index. The Fidelity VIP Investment Grade Bond
Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

  The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

  The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assts in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidleity Management & Research.

Janus

  The investment objective of the Janus Aspen Growth Portfolio is to seek long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies. The Janus Aspen Growth Portfolio is a series of the Janus Aspen Series and is advised by Janus Capital.

  The investment objective of the Janus Aggressive Growth Portfolio is to seek long-term growth of capital. It pursues its objective by investing primaily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. The Janus Aspen Aggressive Growth Portfolio is a series of the Janus Aspen Series and is advised by Janus Capital.

Standish

   The investment objective of the Standish Small Cap Growth Fund is long-term growth of capital. The fund invests all of its investible assets in a Standish master portfolio which invests primarily in equity securities of small cap U.S. companies. The fund focuses on companies with total market capitalization within the range of total market capitalizations of the companies included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalization of less that $13 billion as of January 1, 2000. The Standish Small Cap Growth Fund is advised by Standish, Ayer & Wood, Inc.

Warberg

  The investment objective of the Warberg Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests in equity securities of small U.S. growth companies. The Warberg Small Company Growth Portfolio is a series of the Warberg Pincus Trust Portfolios and is advised by Credit Suusse Asset Management, LLC.

Neuberger & Berman

  The investment objective of the Neuberger & Berman Genesis Assets Account is to invest mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. The Neuberger & Berman Genesis Assets Account is advised by Neuberger & Berman, LLC.

Putnam

  The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we belieive are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of
its stock.  The fund invests mainly in midsized companies.   The Putnam VT Vista
Fund is a series of the Putnam VT series and is advised by Putnam Investment Management.

Alliance

  The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Administrator: Horace Mann Investors, Inc.

    HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds ("the Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

    For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity and Horace Mann Income Fund.

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



August 9, 2000

                      STATEMENT OF ADDITIONAL INFORMATION



HORACE MANN LIFE INSURANCE COMPANY  SEPARATE ACCOUNT



Individual and Group Flexible Payment and Individual Single Payment Variable Tax Deferred Annuity Contracts



                      Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated August 9, 2000, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                                August 9, 2000


                               TABLE OF CONTENTS

            Topic                                                Page
            General Information and History..................     2
            Investment Experience............................     2
            Underwriter......................................     3
            Financial Statements.............................     4

   GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
              (Applies to Annuity Alternative Contracts Only)(5)
                               December 31, 1999

TOTAL RETURN DATA
                                               AVERAGE ANNUAL TOTAL RETURN(1)
(Based on a $1,000
investment)(2)                                    1 YR    5 YRS   10 YRS
Equity Fund Account Division
  With Redemption(3)                            (11.50)%  15.23%  11.55%
  Without Redemption                             (3.81)%  15.23%  11.55%
Balanced Fund Account Division
  With Redemption(3)                            (10.19)%  12.29%   9.64%
  Without Redemption                             (2.38)%  12.29%   9.64%
Income Fund Account Division
  With Redemption(3)                            (10.58)%   5.39%   5.48%
  Without Redemption                             (2.81)%   5.39%   5.48%
Short-Term Fund Account Division
  With Redemption(3)                             (4.79)%   3.65%   3.49%
  Without Redemption                              3.49 %   3.65%   3.49%
Small Cap Growth Fund Account Division(4)
  With Redemption(3)                             63.09 %
  Without Redemption                             71.59 %
International Equity Fund Account Division(4)
  With Redemption(3)                             42.47 %
  Without Redemption                             50.77 %
Socially Responsible Fund Account Division(4)
  With Redemption(3)                             (1.45)%
  Without Redemption                              7.05 %

1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median Qualified contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 and Non-qualified contracts would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period for qualified contracts and 10 years for Non-qualified contracts.

4 Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.


5 Annuity Alternatives refers to the Qualified Combination Annuity Contract offered by Horace Mann Life Insurance Co.


This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1999. Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Qualified Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain Individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with HM Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC.

HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were $5,781,260, $7,465,597,and $5,811,107 for the years ended 1997, 1998 and 1999, respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                             FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1999. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

            HORACE MANN LIFE INSURANCE COMPANY

            Statutory Financial Statements

            December 31, 1999 and 1998

            (With Independent Auditors' Report Thereon)

                             [LETTERHEAD OF KPMG]

                         Independent Auditors' Report

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1999, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                 /s/ KPMG LLP

April 7, 2000

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1999 and 1998

(In thousands)
--------------------------------------------------------------------------------
   Admitted Assets                                          1999       1998
--------------------------------------------------------------------------------

Cash and investments:
 Bonds                                                  $2,043,743  $2,009,455
 Common stocks                                                 418          78
 Mortgage loans on real estate                              34,293      38,429
 Real estate                                                   154         173
 Policy loans                                               58,121      54,027
 Cash                                                        8,838       4,166
 Short-term investments                                     24,508     101,439
 Receivable for securities                                       -       3,305
 Other invested assets                                          70          70
--------------------------------------------------------------------------------

Total cash and investments                               2,170,145   2,211,142

Life insurance premiums deferred
 and uncollected                                            45,461      43,218

Accident and health premiums due
 and unpaid                                                    270         797

Investment income due and accrued                           31,288      29,706

Other assets                                                 3,484       4,576

Variable annuity assets                                  1,131,713   1,122,739
--------------------------------------------------------------------------------
Total admitted assets                                   $3,382,361  $3,412,178
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1999 and 1998

(In thousands, except share data)
--------------------------------------------------------------------------------
 Liabilities and Capital and Surplus                  1999        1998
--------------------------------------------------------------------------------
Policy liabilities:
 Aggregate reserves:
   Life and annuity                               $1,891,572   $1,856,379
   Accident and health                                16,047       17,619
 Unpaid benefits:
   Life                                                8,475        6,822
   Accident and health                                   812        1,227
 Policyholder funds on deposit                       118,856      116,012
 Policyholder dividends payable
   in the following year                                  57           80
 Remittances not allocated                             1,079        2,901
--------------------------------------------------------------------------------

Total policy liabilities                           2,036,898    2,001,040

Accrued expenses                                       2,660        2,764
Asset valuation reserve                               17,980       16,153
Interest maintenance reserve                          10,741       18,619
Funds held for loaned securities                           -       87,217
Payable to parent, subsidiaries and affiliates           864            -
Transfer from separate accounts                       (7,392)      (9,451)
Other liabilities                                      7,703        7,760
Variable annuity liabilities                       1,126,505    1,118,890
--------------------------------------------------------------------------------
Total liabilities                                  3,195,959    3,242,992
--------------------------------------------------------------------------------

Capital and surplus:
 Capital stock, $1 par value.
   Authorized 5,000,000 shares,
   2,500,000 shares outstanding                        2,500        2,500
 Additional paid-in and contributed surplus           22,704       22,704
 Special surplus fund - contingent
   variable annuity reserve                                -          625
 Unassigned surplus                                  161,198      143,357
--------------------------------------------------------------------------------
Total capital and surplus                            186,402      169,186
--------------------------------------------------------------------------------
Total liabilities and capital and surplus         $3,382,361   $3,412,178
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                  1999      1998      1997
--------------------------------------------------------------------------------

Revenue:
Premiums, annuity and supplementary
 contract considerations:
  Life                                          $110,942  $107,863  $104,684
  Annuity                                        205,684   223,325   199,189
  Accident and health                              8,598    12,108    32,395
  Supplementary contracts                         31,441    32,832    30,455
--------------------------------------------------------------------------------

Total premiums, annuity and supplementary
 contract considerations                         356,665   376,128   366,723

Net investment income                            151,385   152,416   156,570
Amortization of interest maintenance
 reserve                                           2,416     2,592     2,581
Management fee income from Separate Accounts      14,805    14,015         -
Mutual fund service fee income                     1,420         -         -
Other                                                441       481       916
--------------------------------------------------------------------------------

Total revenue                                    527,132   545,632   526,790
--------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
  Life                                            98,630    89,651    86,110
  Annuity                                        259,189   281,411   250,910
  Accident and health                              3,682     9,978    32,228
  Supplementary contracts                         43,880    45,097    42,643
--------------------------------------------------------------------------------

Total claims and benefits                        405,381   426,137   411,891

Commissions                                       25,388    28,868    26,864
General and other expenses                        52,800    49,775    55,742
--------------------------------------------------------------------------------

Total benefits and expenses                      483,569   504,780   494,497
--------------------------------------------------------------------------------

Net gain before dividends to policyholders
 and federal income tax                           43,563    40,852    32,293
Dividends to policyholders                           139       254      (540)
--------------------------------------------------------------------------------

Net gain before federal income tax                43,424    40,598    32,833
Federal income tax expense                        11,955    17,788    10,549
--------------------------------------------------------------------------------

Net gain from operations                          31,469    22,810    22,284
Realized investment gains (losses)
 net of tax and transfers to IMR                     627    (3,256)   (1,241)
--------------------------------------------------------------------------------
Net income                                      $ 32,096  $ 19,554  $ 21,043
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                1999         1998      1997
--------------------------------------------------------------------------------
Capital stock                                 $  2,500    $  2,500  $  2,500
--------------------------------------------------------------------------------

Additional paid-in capital and
 contributed surplus                            22,704      22,704    22,704
--------------------------------------------------------------------------------

Special surplus fund-
Beginning balance of contingent variable
  annuity reserve                                  625         625       625
Release of contingent variable annuity
  reserve                                         (625)          -         -
--------------------------------------------------------------------------------

Balance at end of year                               -         625       625
--------------------------------------------------------------------------------

Unassigned surplus:
 Balance at beginning of year                  143,357     139,136   122,797
 Net income                                     32,096      19,554    21,043
 Change in net unrealized
  capital gains                                    340       2,079     2,706
 Change in non-admitted assets                     167          14      (237)
 Change in reserve valuation
  basis (note 1)                                10,712           -    (2,020)
 Change in asset valuation reserves             (1,826)        331    10,440
 Surplus contributed to Separate
  Accounts                                           -           -    (3,100)
 Other changes in surplus in Separate
  Account Statement                              1,358         343     3,507
 Dividends to parent                           (24,000)    (18,100)  (16 000)
 Change in reserve on account of assumption
  changes                                       (1,631)          -         -
 Release of contingent variable annuity
  reserve                                          625           -         -
 -------------------------------------------------------------------------------

Balance at end of year                         161,198     143,357   139,136
--------------------------------------------------------------------------------

Total capital and surplus                     $186,402    $169,186  $164,965
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                   1999        1998      1997
--------------------------------------------------------------------------------

Cash from operations:
  Revenue received:
   Premiums, considerations
     and deposits                                 $357,071   $374,448   $367,166
   Investment income                               145,928    151,124    152,195
   Management fee income from Separate Accounts     15,275     13,715          -
   Mutual fund service fee income                    1,420          -          -
   Other income                                        441        482        916
--------------------------------------------------------------------------------

  Total revenue received                           520,135    539,769    520,277
--------------------------------------------------------------------------------

  Benefits and expenses paid:
   Claims, benefits and
     net transfers                                 357,166    391,531    416,022
   Expenses                                         80,121     82,334     82,078
   Dividends to policyholders                          163        278        622
   Federal income taxes                             12,311     18,038     11,541
--------------------------------------------------------------------------------

  Total benefits and expenses paid                 449,761    492,181    510,263
--------------------------------------------------------------------------------

Net cash from operations                            70,374     47,588     10,014
--------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
    Bonds                                          825,118  1,131,927  1,291,350
    Common and preferred stock                         725        748          -
    Mortgage loans                                  20,325      5,034      4,799
    Real estate and other                               21      5,608      1,628
--------------------------------------------------------------------------------

   Total investment proceeds                       846,189  1,143,317  1,297,777
   Tax on capital gains (losses)                    (1,952)     2,807        903
--------------------------------------------------------------------------------

 Total from investment proceeds                    848,141  1,140,510  1,296,874
--------------------------------------------------------------------------------

  Cost of investments acquired:
   Bonds                                           863,848  1,171,384  1,265,726
   Mortgage loans                                   16,041        404        186
   Real estate and other                                 4         26      1,301
--------------------------------------------------------------------------------

  Total investments acquired                       879,893  1,171,814  1,267,213
  Net increase in policy loans                       4,094      5,387      4,918
--------------------------------------------------------------------------------

 Total from investments acquired                   883,987  1,177,201  1,272,131
--------------------------------------------------------------------------------

Net cash from investments                          (35,846)   (36,691)    24,743
--------------------------------------------------------------------------------

                                       10                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                   1999        1998      1997
--------------------------------------------------------------------------------

Cash from financing and miscellaneous:
  Cash provided:
   Securities lending                                  -     30,779      56,438
   Other cash                                      7,028      3,053       8,743
--------------------------------------------------------------------------------

  Total cash provided                              7,028     33,832      65,181
--------------------------------------------------------------------------------

  Cash applied:
   Dividends to parent                            24,000     18,100      16,000
   Funds held for loaned securities               87,217          -           -
   Other applications                              2,598     10,325       7,614
--------------------------------------------------------------------------------

  Total cash applied                             113,815     28,425      23,614
--------------------------------------------------------------------------------

Net cash from financing
 and miscellaneous                              (106,787)     5,407      41,567
--------------------------------------------------------------------------------

Net change in cash and
   short-term investments                        (72,259)    16,304      76,324
Cash and short-term investments
   at beginning of year                          105,605     89,301      12,977
--------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                              $  33,346 $  105,605  $   89,301
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

                                      11                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies

       Organization

    Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

    The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In December 1996, the Company announced its strategic decision to withdraw from the group medical insurance business over the following two years. The Company terminated 95% of that business by December 1997 and terminated the remaining group medical insurance policies by September, 1998.

       Basis of Presentation

    The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

       Prescribed and Permitted Statutory Accounting Practices

    Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All statutory accounting practices of the Company are prescribed.

    In March 1998, the NAIC adopted the codification of Statutory Accounting Principles (Codification) as the NAIC supported basis of accounting. Codification will likely change the definitions of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. Codification was adopted by the State of Illinois in 1999 and will become effective January 1, 2001 The Company is currently evaluating the impact of the Codification on their statutory financial statements.

                                      12                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       Investments

    Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

    The Company does not have any investments in derivative financial instruments.

       Asset Valuation Reserve

    The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

    The balance of the AVR by component as of December 31, 1999 and 1998, is as follows:

--------------------------------------------------------------------------------

                                                             1999         1998
--------------------------------------------------------------------------------

Bonds, preferred stock and
     short-term investments                                 $17,010     $16,102
 Mortgage loans                                                 188           2
 Common stock                                                   756          22
 Real estate and other investments                               26          27
--------------------------------------------------------------------------------

      Total AVR                                             $17,980     $16,153
--------------------------------------------------------------------------------

 The AVR is held at a level equal to 95.1% of the maximum reserve level allowed by the NAIC.

       Interest Maintenance Reserve

 The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

       Cash and Short-Term Investments

 Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

                                      13                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Variable Annuities Assets and Liabilities

 Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in the Horace Mann mutual funds.

 Variable annuity assets were invested in the Horace Mann mutual funds as follows:

--------------------------------------------------------------------------------

 December 31,                                           1999          1998
--------------------------------------------------------------------------------

 Horace Mann Growth Fund                             $  566,932  $  605,803
 Horace Mann Balanced Fund                              404,712     427,368
 Horace Mann Small Cap Fund                              60,042      28,629
 Horace Mann Socially Responsible Fund                   59,129      35,368
 Horace Mann International Equity Fund                   26,040      10,290
 Horace Mann Income Fund                                 13,237      13,952
 Horace Mann Short-Term Fund                              1,621       1,329
--------------------------------------------------------------------------------

      Total                                          $1,131,713  $1,122,739
--------------------------------------------------------------------------------

 The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Aggregate Reserves

 Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

 In 1999, with the approval of the Department of Insurance of the State of Illinois, the Company changed the basis of valuation for individual annuities to reflect the assumption changes for actuarial guideline 33. The change in valuation basis decreased individual annuity reserves and increased surplus by $10,712.

 In 1997, the Company changed the basis of valuation for supplementary contracts with life contingencies from guarantee of payments at issue to guarantee of current payments. The change in valuation basis increased supplementary contracts with life contingencies reserves and decreased surplus by $2,020.

                                      14                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

 Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

--------------------------------------------------------------------------------

                           Aggregate    reserves        Mortality    Interest
                           ---------------------
                            1999          1998            table        rate
--------------------------------------------------------------------------------

 Life                    $  455,857  $  410,557         1980 CSO    4.0-7.0%
                              7,568       7,193         1958 CET    2.5-5.5
                            167,021     168,893         1958 CSO    2.5-4.5
                             30,102      28,202         Various     2.5-5.5
                             10,021      10,010         1941 CSO    2.5-3.0


 Annuity                  1,021,932   1,026,991         1971 IAM    3.0-5.5
                             99,802     108,707         1949 PAT    3.0-5.5
                              1,353       1,393         1937 SAT        3.0
                              5,741       5,048         Various     3.0-3.5

 Supplementary
  contracts with
  life contingencies         77,433      81,790         1983a      6.5-11.0
                              7,953           -         a-2000         6.25
                              4,796       5,269         1971 IAM  4.5-11.25
                              1,993       2,326         1937 SAT        3.5
--------------------------------------------------------------------------------

    Total                $1,891,572  $1,856,379
--------------------------------------------------------------------------------

 Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

--------------------------------------------------------------------------------

                                                            Aggregate reserves
                                                            ------------------
                                                               1999     1998
--------------------------------------------------------------------------------

  Present value of amounts not yet
     due on claims (3% interest rate)                       $14,821    $16,223
  Additional contract reserves                                  968      1,087
  Unearned premiums and other                                   258        309
--------------------------------------------------------------------------------

   Aggregate accident and health reserves                   $16,047    $17,619
--------------------------------------------------------------------------------

                                      15                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Unpaid Benefits

   Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

   Accident and health claim reserves and liabilities include the following:

--------------------------------------------------------------------------------

                                                      1999     1998       1997
--------------------------------------------------------------------------------

   Aggregate reserves for accident
     and health                                     $16,047   $17,619   $17,497
   Unpaid benefits accident and health                  812     1,227     4,521
   Less: Reserve for rate credits                         -         -        29
         Additional contract reserves                  (968)   (1,087)   (1,163)
         Unearned premiums and other                   (258)     (309)     (321)

-------------------------------------------------------------------------------

   Accident and health claim reserves
      and liabilities                               $15,633   $17,450   $20,563
-------------------------------------------------------------------------------

   The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

-------------------------------------------------------------------------------

                                                      1999     1998       1997
-------------------------------------------------------------------------------

   Net balance at January 1                         $17,450   $20,563   $23,489

   Incurred related to:
         Current year                                 5,833    11,429    34,827
         Prior years                                 (1,981)   (1,392)    1,516
-------------------------------------------------------------------------------

   Total incurred                                     3,852    10,037    36,343
-------------------------------------------------------------------------------

   Paid related to:
         Current year                                 1,632     6,981    27,591
         Prior years                                  4,037     6,169    11,678
-------------------------------------------------------------------------------

   Total paid                                         5,669    13,150    39,269
-------------------------------------------------------------------------------

   Net balance at December 31                       $15,633   $17,450   $20,563
-------------------------------------------------------------------------------

                                      16                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

      Reserves for Supplementary Contracts
        Without Life Contingencies

   This reserve represents the present value of future payments discounted with interest only. At December 31, 1999 and 1998 this liability was $114,683 and $111,816 respectively, based on average credited interest rates of 5.1% and 5.7% in 1999 and 1998, respectively and is included in "policyholder funds on deposit."

      Premiums

   Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

   Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

      Management Fee Income from Separate Accounts

   Effective beginning in 1998, the NAIC requires the reporting of management fee income from separate account as a revenue rather than as a reduction to annuity benefits in the statutory statements of operations. Restatement of prior period financial statements to show consistent presentation in earlier years is not permitted.

      Mutual Fund Service Fee Income

   In 1999, the Company entered into a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For the period March 1, 1999 to December 31, 1999, the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

      Income Taxes

   Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

      Acquisition Expenses

   The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

      Non-admitted Assets

   Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

      Use of Estimates

   The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                      17                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(2) Investments

        Net Investment Income

    The components of net investment income are as follows:
--------------------------------------------------------------------------------
                                                 1999       1998      1997
--------------------------------------------------------------------------------
    Interest on bonds                           $145,134  $145,743   $148,451
    Interest on mortgage loans                     3,402     4,310      5,601
    Interest on short-term investments             1,645     1,698      1,591
    Interest on policy loans                       3,561     3,298      2,945
    Real estate income                                 1       404        602
    Miscellaneous investment income                   28       (17)        11
--------------------------------------------------------------------------------

    Gross investment income                      153,771   155,436    159,201
    Investment expenses                            2,386     3,020      2,631
--------------------------------------------------------------------------------

    Net investment income                       $151,385  $152,416   $156,570
--------------------------------------------------------------------------------

        Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

    Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

    The IMR at December 31 is as follows:
--------------------------------------------------------------------------------

                                                   1999     1998       1997
--------------------------------------------------------------------------------
    Reserve balance, beginning of year           $18,619   $15,331   $15,882
    Current year capital gains (losses),
       net of tax                                  5,462     5,880     2,030
    Amortization of interest maintenance
       reserve                                    (2,416)   (2,592)   (2,581)
--------------------------------------------------------------------------------
    Reserve balance, end of year                 $10,741   $18,619   $15,331
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

--------------------------------------------------------------------------------

                                            1999      1998      1997
--------------------------------------------------------------------------------

    Bonds                                  $(8,161)  $ 8,162   $ 3,092
    Real estate                                  2    (2,551)   (1,904)
    Common stock                               724       747        (6)
    Mortgage Loans                               -    (2,290)        -
    Short-term investments                       -         -        31
    Other                                       (4)      (31)        -
 -------------------------------------------------------------------------------

    Realized investment gains (losses)      (7,439)    4,037     1,213
    Less federal income tax                 (2,604)    1,413       424
    Transferred to interest maintenance
      reserve                                5,462    (5,880)   (2,030)
--------------------------------------------------------------------------------
    Realized investment gain (losses)
      net of tax and transfers to IMR      $   627   $(3,256)  $(1,241)
--------------------------------------------------------------------------------

        Change in Net Unrealized Capital Losses

    Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

--------------------------------------------------------------------------------

                                              1999       1998       1997
--------------------------------------------------------------------------------

    Unrealized capital losses
        Beginning of period                    $ 78    $(2,001)    $(4,707)
        End of period                           418         78      (2,001)
--------------------------------------------------------------------------------

    Decrease for the period                    $340    $ 2,079     $ 2,706
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Bonds

    At December 31, 1999 and 1998, 6.0% and 4.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

    The carrying value and estimated market value of investments in bonds as of December 31, 1999 and 1998 are as follows:

--------------------------------------------------------------------------------

                                      Carrying  Unrealized  Unrealized  Market
       December 31, 1999                value       gains     losses     value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities                $  447,165  $ 2,874  $(10,992)  $  439,047
        Other                           124,044      317    (5,110)     119,251
Municipal bonds                          36,913      136      (504)      36,545
Foreign government bonds                 21,875      439      (327)      21,987
Corporate bonds                       1,025,540    6,267   (45,164)     986,643
Other mortgage-backed
    securities                          388,206    1,226   (10,763)     378,669
--------------------------------------------------------------------------------

Total                                $2,043,743  $11,259  $(72,860)  $1,982,142
--------------------------------------------------------------------------------

                                      Carrying  Unrealized  Unrealized  Market
       December 31, 1998                value      gains      losses    value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities                $  426,086  $13,778  $   (23)  $   439,841
        Other                           175,110    6,685     (244)      181,551
Municipal bonds                          36,941    3,338        -        40,279
Foreign government bonds                 21,829    2,827     (706)       23,950
Corporate bonds                       1,011,087   48,555   (9,248)    1,050,394
Other mortgage-backed
    securities                          338,402    8,291   (1,074)      345,619
--------------------------------------------------------------------------------
Total                                $2,009,455  $83,474  $(11,295)  $2,081,634
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

    At December 31, 1999, 1.8% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 1999 was $101,900 compared to a $101,057 carrying value. The average duration of the Company's investment in CMOs was 4.05 years at December 31, 1999.

    The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
================================================================================

                                                         Estimated
                                              Carrying     market
         December 31, 1999                     value       value
================================================================================

    Due in one year or less                  $  135,823   $  135,582
    Due after one year through five years       653,708      647,607
    Due after five years through ten years      594,051      572,725
    Due after ten years                         660,161      626,228
--------------------------------------------------------------------------------
    Total bonds                              $2,043,743   $1,982,142
================================================================================

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $577,098, $838,908 and $1,102,340, respectively. Gross gains of $2,341,
    $10,194 and $9,115 and gross losses of $10,812, $4,977 and $7,412 were realized on those sales for 1999, 1998 and 1997, respectively.

        Deposits

    The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

================================================================================
                                                      1999       1998     1997
================================================================================

    Held for all policyholders                       $1,704    $1,685   $1,685
    Held for policyholders in certain states            603       591      611
--------------------------------------------------------------------------------
                                                        $2,307  $2,276  $2,296
================================================================================

        Securities Lending

    Beginning in 1997, the Company entered into a securities lending program whereby fixed income securities are loaned to third parties, primarily major brokerage firms. Fixed maturities with a fair value of $0 and $87,217 were loaned as of December 31, 1999 and 1998 respectively. Proceeds from securities lending program are held in short term investments. At December 31, 1998 the Company was in compliance with agreements with custodian banks facilitating the lending program that require a minimum of 100% of the value of the loaned securities to be separately maintained as collateral for each loan. At December 31, 1999 the Company did not have a lending agreement with a custodian bank and is in the process of establishing a new agreement.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

        Investments in Entities Exceeding 10% of Capital and Surplus

    The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 1999 is as follows:

================================================================================

                                         Standard & Poors         Carrying
     Bonds:                                  rating:               value
================================================================================
       Associates Corp of North America    AAA/AA-/A+            $58,155
       Premier Auto                            AAA                30,844
       First Union                            AAA/A-              25,492
       Time Warner Entertainment               BBB                23,541
       Green Tree                             A/AAA               22,177
       News America                            BBB-               22,061
       Citibank                                AAA                21,662
       Solomom Brothers                         A                 21,010
       General Motors                         A/AAA               19,287
===============================================================================

(3)    Related Party Transactions

       The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $75,279, $78,326, and $76,826 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 1999, 1998 and 1997, respectively.

       The Company had balances payable to affiliates of $1,304 and $1,663 at December 31, 1999 and 1998, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus. Also, the Company had balances receivable from affiliates of $888 at December 31, 1998, which were included in "other assets".

       ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Illinois Department of Insurance the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8).

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(4)    Federal Income Taxes

       The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

       Deferred income taxes are not provided on temporary differences between financial statement and tax bases of assets and liabilities.

       The following is a reconciliation of federal income tax expense on income from operations with income tax computed by applying the federal corporate rate of 35% for 1999, 1998 and 1997:
================================================================================
                                              1999      1998       1997
================================================================================

     "Expected" federal income tax expense
       on reported income from operations    $15,198   $14,209   $11,491

     Add (deduct) tax effects of:
       Reserve adjustments                    (2,584)    2,971    (1,853)
       Policy acquisition costs                  314       753       707
       Other, net                               (973)     (145)      204
 -------------------------------------------------------------------------------

    Federal income tax expense               $11,955   $17,788   $10,549
================================================================================

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(5)    Restrictions of Surplus

       The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2000 without prior approval are approximately $32,000. Dividend payments were $24,000, $18,100 and $16,000 in 1999, 1998 and 1997, respectively.

       Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)    Fair Value of Financial Instruments

       Generally accepted accounting principles require that the Company disclose estimated fair values for certain financial instruments. The following methods and assumptions were used to estimate the fair value of financial instruments.

       Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

    Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

    Other Policyholder Funds - Other policyholder funds are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

    The carrying amounts and fair values of financial instruments at December 31, 1999 consisted of the following:
================================================================================

                                                Carrying     Fair
                                                 amount      value
================================================================================

    Financial Assets
        Bonds                                 $2,043,743  $1,982,142
        Mortgage loans                            34,293      34,400
        Real estate                                  154         154
        Short-term investments                    24,508      24,508
        Policy loans and other                    58,609      59,041
================================================================================

          Total investments                   $2,161,307  $2,100,245
        Asset valuation reserve                   17,980           -
================================================================================

          Total investments less asset
             valuation reserve                $2,143,327  $2,100,245
        Cash                                       8,838       8,838
================================================================================

    Financial Liabilities
        Policyholder account
          balances on interest-sensitive
          life contracts                      $   94,141  $   92,048
        Annuity contract liabilities           1,221,003   1,052,732
        Other policyholder funds                 118,913     118,913
===============================================================================

    Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(7)  Differences Between Generally Accepted Accounting
       Principles and Statutory Accounting Practices

     Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (C) Policyholder dividends, based on dividend scales in effect at the time the policies were issued, are accrued ratably over the premium paying period of the policies.

     (d) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (e) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

     (f) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

     (g) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (h) Asset valuation and interest maintenance reserves are not provided.

     (i) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (j) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (k) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (l) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(8) Reinsurance

    Information with respect to reinsurance ceded and assumed by the Company is set forth below.

================================================================================

                                                         1999   1998     1997
================================================================================

    Life insurance premiums ceded:
        To ALIC                                         $1,215  $1,170  $1,147
        To other companies                               1,587   1,331   1,066
    Life insurance reserves ceded:
        To ALIC                                          8,116   7,495   6,933
        To other companies                               2,694   2,220   1,983
    Life insurance premiums assumed:
        From ALIC                                            -     790       -
        From other companies                                 -       -       -
    Group accident and health premiums ceded:
        To other companies                                 509     709   1,228
    Individual accident and health premiums assumed:
        From ALIC                                            -       6       -
    Amounts recoverable from reinsurers
        on paid losses                                     102      70     197
================================================================================

    The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance. The Company reinsures on a treaty basis for each accident and health claim up to $1 million over a prescribed retention amount. Although reinsurance agreements transfer risk for amounts over a certain retention limit, the Company has not relieved its primary obligation to the policyholders. For the years ended December 31, 1999, 1998 and 1997, the accident and health retention amount was $300 each year.

(9) Pension Plans and Other Postretirement Benefits

    The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation ("HMSC"), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

        Pension Plans

    All employees are covered under a defined benefit plan and are elegible to participate in Supplemental Retirement Savings (401(K)) Plan. Certain employees also participate in a supplemental defined contribution plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan.

    Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

     Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

     Total allocated pension expense was $3,984, $3,997 and $3,934 for 1999, 1998 and 1997, respectively.

        Postemployment Benefits

     In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Employees with ten years of service are eligible to receive these benefits upon retirement. The allocated cost of these benefits totaled $993, and $803 for the years ended December 31, 1999, 1998, and 1997, respectively.

(10) Risk-Based Capital

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 1999, the Company's actual total adjusted capital was $204,410 and the authorized control level risk-based capital was $26,132.

                                                            Schedule I

                       HORACE MANN LIFE INSURANCE COMPANY
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                                                Amount
                                                                                               shown in
                                                                                               Balance
Type of investments                             Cost(1)              Market Value                Sheet
----------------------------------------------------------------------------------------------------------
Debt securities:
  Bonds:
    U.S. Government and government
      agencies and authorities               $   571,209            $  558,298              $  571,209
    State, municipalities and
      political subdivisions                      36,913                36,545                  36,913
    Foreign government bonds                      21,875                21,987                  21,875
    Public utilities                              10,663                10,489                  10,663
    Other corporate bonds                      1,403,083              1,354823               1,403,083
                                             -----------            ----------              ----------

      Total debt securities                  $ 2,043,743            $1,982,142              $2,043,743
                                             -----------            ==========              ----------
Equity securities:

  Common stocks:
    Industrial and miscellaneous                       -                   418                     418
                                             -----------            ----------              ----------

      Total equity securities                          -            $      418                     418
                                             -----------            ==========              ----------

Mortgage loans on real estate                     34,293                   XXX                  34,293
Real estate                                          154                   XXX                     154
Policy loans                                      58,121                   XXX                  58,121
Short-term investments                            24,508                   XXX                  24,508
Other investments                                     70                   XXX                      70
                                             -----------                                    ----------

      Total investments                      $ 2,160,889                   XXX              $2,170,144
                                             ===========                                    ==========


(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) Real estate acquired in satisfaction of indebtedness is $0.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report.

                                                                    Schedule III

                      HORACE MANN LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION
             For the years ended December 31, 1999, 1998 and 1997
                            (Amounts in thousands)

                                             As of December 31,
                         ---------------------------------------------------                   ---------
                                        Future policy                                  Premium revenue
                          Deferred        benefits                     Other policy     and annuity,
                           policy      losses, claims                   claims and      pension and
                         acquisition     and loss         Unearned       benefits      other contract
Segment                    cost(1)      expenses(3)      premiums(3)     payable       considerations
1999:
 Life                                      $  676,666                    $    4,119       $  110,942
 Annuity                                    1,130,771                            57          205,684
 Supplementary
 Contracts                                     92,610                       114,683           31,441
 Accident and
 Health                                        16,859                            54            8,598
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,916,906                    $  118,913       $  356,665
                         ===========       ==========    ===========     ==========       ==========

1998:
 Life                                      $  629,924                    $    4,179       $  107,863
 Annuity                                    1,143,472                            80          223,325
 Supplementary
 Contracts                                     89,805                       111,816           32,832
 Accident and
 Health                                        18,846                            17           12,108
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,882,047                    $  116,092       $  376,128
                         ===========       ==========    ===========     ==========       ==========

1997:
 Life                                      $  590,132                    $    4,338       $  104,684
 Annuity                                    1,153,739                           100          199,189
 Supplementary
 Contracts                                     84,670                       107,606           30,455
 Accident and
 Health                                        22,018                            33           32,395
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,850,559                    $  112,077       $  366,723
                         ===========       ==========    ===========     ==========       ==========

                                   For the years ended December 31,
                  ------------------------------------------------------------------
                                                    Amortization
                                   Benefits,        of deferred
                      Net        claims, losses        policy        Other
                  investment    and settlement      acquisition    operating      Premiums
Segment             income         expenses           costs(1)     expenses      written(2)
1999:
 Life              $ 44,617           $ 98,630                       $45,939
 Annuity             90,462            259,189                        24,411
 Supplementary
 Contracts           14,738             43,880                         1,451
 Accident and
 Health               1,568              3,682                         6,387
                   --------           --------      ------------     -------     ----------

 Total             $151,385           $405,381                       $78,188
                   ========           ========      ============     =======     ==========

1998:
 Life              $ 42,918           $ 89,651                       $45,279
 Annuity             93,681            281,411                        24,653
 Supplementary
 Contracts           13,999             45,097                         1,470
 Accident and
 Health               1,818              9,978                         7,241
                   --------           --------      ------------     -------     ----------

 Total             $152,416           $426,137                       $78,643
                   ========           ========      ============     =======     ==========

1997:
 Life              $ 41,237           $ 86,110                       $48,476
 Annuity            100,663            251,455                        22,556
 Supplementary
 Contracts           12,464             42,098                           725
 Accident and
 Health               2,206             32,228                        10,849
                   --------           --------      ------------     -------     ----------

 Total             $156,570           $411,891                       $82,606
                   ========           ========      ============     =======     ==========

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report.

                                                                     Schedule IV

                      HORACE MANN LIFE INSURANCE COMPANY
                                  REINSURANCE
             For the years ended December 31, 1999, 1998 and 1997
                            (Amounts in thousands)

                                                                                                        Percentage
                                                       Ceded to         Assumed                         of amount
                                         Gross           other         from other           Net          assumed
                                        amount         companies        assumed           amount         To net
                                      ----------------------------------------------------------------------------
1999: Life insurance in force         $12,300,704       $900,993       $        -       $11,399,711        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   113,744       $  2,802       $        -       $   110,942        0.0%
       Annuity                            205,684              -                -           205,684        0.0%
       Supplementary contracts             31,441              -                -            31,441
       Accident and health                  9,107            509                -             8,598        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   359,976       $  3,311       $        -       $   356,665        0.0%
                                      ===========       ========       ==========       ===========        ===

1998: Life insurance in force         $11,796,537       $762,100       $    2,076       $11,036,513        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   109,574       $  2,501       $      790       $   107,863        0.0%
       Annuity                            223,325              -                -           223,325        0.0%
       Supplementary contracts             32,832              -                -            32,832
       Accident and health                 12,811            709                6            12,108        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   378,542       $  3,210       $      796       $   376,128        0.0%
                                      ===========       ========       ==========       ===========        ===

1997: Life insurance in force         $11,287,605       $528,096       $        -       $10,759,509        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   106,897       $  2,213       $        -       $   104,684        0.0%
       Annuity                            199,189              -                -           199,189        0.0%
       Supplementary contracts             30,455              -                -            30,455
       Accident and health                 33,623          1,228                -            32,395        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   370,164       $  3,441       $        -       $   366,723        0.0%
                                      ===========       ========       ==========       ===========        ===

       See accompanying independent auditors' report.

                                    PART C

                               OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-----------------------------------------------

  (a)  Financial Statements
  -------------------------

    Part A
    Condensed financial information of the Account

    Part B


    The following Financial statements of the Account which were filed on or about March 02, 2000 are incorporated by reference into this Post Effective Amendment 68
       -the Annual Report for the Registrant:
       -Report of Independent Auditors
       -Statements of Net Assets - December 31, 1999
       -Statements of Operations - For the Year Ended December 31, 1999 -Statements of Changes in Net Assets For the Year Ended December 31, 1999 -Statements of Changes in Net Assets For the Year Ended December 31, 1998 -Notes to Financial Statements - December 31, 1999
       Financial statements for Horace Mann Life Insurance Company
       -Report of Independent Auditors
       -Statutory Statements of Admitted Assets, Liabilities and Capital and
        Surplus - As of December 31, 1999 and 1998
       -Statutory Statements of Operations - For the Years Ended December 31,
        1999, 1998 and 1997
       -Statutory Statements of Capital and Surplus - For the ears Ended
        December 31, 1999, 1998 and 1997
       -Statutory Statements of Cash Flow - For the Years Ended December 31,
        1999, 1998 and 1997
       -Notes to Statutory Financial Statements - December 31, 1999, 1998 and
        1997

  (b)  Exhibits
  -------------
(1)  Resolution of Board of Directors........... Post Effective Amendment 63
(2)  Agreements for custody.................................. Not Applicable
(3)  Underwriting Agreement..................... Post Effective Amendment 63
(4)  Form of Variable Annuity Contract.......... Post Effective Amendment 65
(5)  Form of application........................ Post Effective Amendment 63
(6)  Certificate of incorporation and bylaws..Initial Registration Statement
(7)  Contract of Reinsurance................................. Not Applicable
(8)  Other Contracts......................................... Not Applicable
(9)  Opinion and Consent of Counsel................ To be filed by Amendment
(10) Consent of Independent Auditors................To be filed by Amendment
(11) Financial Statement Schedules for Horace Mann Life Insurance Company an
     the Independent Auditors' Report thereon................ filed herewith
(12) Agreement regarding initial capital..... Initial Registration Statement
(13) Performance Quotation Computations........ Post-Effective Amendment #57
(14) Power of Attorney....................................... Not Applicable
(15) Horace Mann Educators Corporation and its
     Subsidiaries.............................. Post-Effective Amendment #57
(16) Financial Data Schedule................... Post-Effective Amendment #67

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Peter H. Heckman              Director and Executive Vice President,
                              Chief Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel &
                              Corporate Secretary

Valerie A. Chrisman           Director and Senior Vice President

Louis G. Lower II             Director and President & Chief Executive Officer

Michael R. Vignola            Senior Vice President

George J. Zock                Director and Executive Vice President

A. Thomas Arisman             Senior Vice President

J. Michael Henderson          Vice President & Treasurer

John H. Leitermann            Vice President & Life Actuary

William J. Kelly              Vice President

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of May 31 2000, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 74,320 of which 70,496 were qualified Contract Owners and 3,824 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------

A. Thomas Arisman                  Director and President

Larry K. Becker                    Director

George J. Zock                     Director

Ann M. Caparros                    Secretary



William J. Kelly                   Treasurer and Broker/dealer Compliance
                                   Officer

Diane M. Barnett                   Tax Compliance Officer

Richard D. Wilson                  Marketing Officer


     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1999:

                    Net Underwriting  Compensation on
Name of Principal     Discounts and    Redemption or    Brokerage
Underwriter            Commissions     Annuitization   Commissions  Compensation
-----------------   ----------------  ---------------  -----------  ------------
Horace Mann            $5,811,107           N/A             N/A          N/A
Investors, Inc.

Item 30.  Location of Accounts and Records
------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
Number                               Title
------                               -----


(1)   Resolution of Board of Directors.............Post Effective Amendment 63
(2)   Agreements for custody................................... Not Applicable
(3)   Underwriting Agreement.......................Post Effective Amendment 63
(4)   Form of Variable Annuity Contract............Post Effective Amendment 65
(5)   Form of application..........................Post Effective Amendment 63
(6)   Certificate of incorporation and bylaws...Initial Registration Statement
(7)   Contract of Reinsurance...................................Not Applicable
(8)   Other Contracts...........................................Not Applicable
(9)   Opinion and Consent of Counsel..................To Be Filed By Amendment
(10)  Consent of Independent Auditors.................To Be Filed By Amendment
(11)  Financial Statement Schedules for Horace Mann Life Insurance Company and
      the Independent Auditors' Report thereon..................filed herewith
(12)  Agreement regarding initial capital.......Initial Registration Statement
(13)  Performance Quotation Computations..........Post-Effective Amendment #57
(14)  Power of Attorney.........................................Not Applicable
(15)  Horace Mann Educators Corporation and its
      Subsidiaries................................Post-Effective Amendment #57
(16)  Financial Data Schedule.....................Post-Effective Amendment #67

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned,thereto duly authorized in the City of Springfield and State of Illinois, on this 9th day of June, 2000.


                    HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)


Attest: /s/ ANN M. CAPARROS               By: /s/ LOUIS G. LOWER II
       ---------------------------          ----------------------------
        Ann M. Caparros                       Louis G. Lower II, President and
        Corporate Secretary                   Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                            TITLE                      DATE
---------                            -----                      ----

/s/ LOUIS G. LOWER II          Director, President and      June 9, 2000
-------------------------      Chief Executive Officer
Louis G. Lower II


/s/ PETER H. HECKMAN           Director, Executive Vice     June 9, 2000
-------------------------      President and Chief
Peter H. Heckman               Financial Officer



/s/ ANN M. CAPARROS            Director, Vice President,    June 9, 2000
-------------------------      General Counsel and
Ann M. Caparros                Corporate Secretary



/s/ VALERIE A. CHRISMAN        Director,                    June 9, 2000
-------------------------      Senior Vice President
Valerie A. Chrisman


/s/ GEORGE J. ZOCK             Director and Executive       June 9, 2000
-------------------------      Vice President
George J. Zock


/s/ THOMAS A. ARISMAN          Senior Vice President        June 9, 2000
-------------------------
Thomas A. Arisman